Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited), January 31, 2021
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Management Investment Companies 0.0%
Capital Markets 0.0%
†
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 83,000 $ 2,285,405
Total Management Investment Companies (Cost $2,255,733) .....................
2,285,405
Principal
Amount
a a a a
Municipal Bonds 99.6%
Alabama 1.1%
Alabama Incentives Financing Authority , Revenue , 2012-A , Pre-Refunded , 5% , 9/01/42
$ 14,300,000 15,370,784
Alabama Public Health Care Authority (The) , State of Alabama Department of Public
Health , Revenue , 2015 , Refunding , 5% , 9/01/44 ........................... 17,085,000 19,783,405
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 11,300,000 12,177,897
Chilton County Health Care Authority , Revenue , 2015 A , 5% , 11/01/40 ............
8,425,000 9,710,571
b
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 10,000,000 10,419,500
Health Care Authority of the City of Huntsville (The) ,
Obligated Group, Revenue, 2020 B, 4%, 6/01/45 .......................... 3,500,000 4,138,715
Obligated Group, Revenue, 2020 B, AGMC Insured, 3%, 6/01/50 .............. 8,530,000 9,220,162
Limestone County Water & Sewer Authority , Revenue , 2017 , Refunding , BAM Insured ,
5% , 12/01/45 ..................................................... 10,500,000 12,594,540
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
5,000,000 6,132,450
Water Works Board of the City of Birmingham (The) ,
Revenue, 2013B, Pre-Refunded, 5%, 1/01/43 ............................. 8,000,000 8,747,680
Revenue, 2016 B, Refunding, 5%, 1/01/43 ............................... 10,000,000 12,127,000
120,422,704
Alaska 0.6%
Alaska Industrial Development & Export Authority , Providence St. Joseph Health
Obligated Group , Revenue , 2011A , 5% , 10/01/40 .......................... 10,000,000 10,220,600
Alaska Municipal Bond Bank Authority ,
Revenue, 2015, Refunding, 5.25%, 10/01/36 ............................. 16,045,000 18,605,942
Revenue, 2015, Refunding, 5%, 10/01/39 ................................ 12,950,000 14,823,865
City of Anchorage , Electric , Revenue, Senior Lien , 2014A , Pre-Refunded , 5% , 12/01/41
8,875,000 10,466,199
State of Alaska , International Airports System , Revenue , 2010C , 5% , 10/01/33 .....
12,565,000 12,588,245
66,704,851
Arizona 2.5%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/45 ....................................................... 2,200,000 2,575,034
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/50 ....................................................... 2,500,000 2,914,050
Arizona State University , Revenue , 2016 C , 5% , 7/01/42 ......................
9,000,000 10,778,310
c
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2019 , Mandatory Put ,
5% , 6/03/24 ...................................................... 15,000,000 17,223,750
City of Lake Havasu City , Wastewater System , Revenue , 2015B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 17,487,600
City of Mesa , Utility System , Revenue , 2012 , 4% , 7/01/36 .....................
19,000,000 19,830,490
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 25,000,000 28,361,750
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/49 ........................ 16,000,000 19,525,600
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 14,985,000 16,309,974
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/32 ........................................................ 6,000,000 8,553,480
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/34 ........................................................ 5,000,000 7,383,500

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
City of Phoenix Civic Improvement Corp., (continued)
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/35 ........................................................ $ 9,860,000 $ 14,814,255
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 11,243,500
Glendale Municipal Property Corp. , Revenue , 2012C , Refunding , 5% , 7/01/38 ......
15,500,000 16,695,050
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 A, 4%, 1/01/44 ............... 25,000,000 29,473,750
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 10,000,000 11,592,600
Christian Care Obligated Group, Revenue, 2016A, Refunding, 5%, 1/01/36 ...... 5,000,000 5,695,450
Maricopa County Pollution Control Corp. , El Paso Electric Co. , Revenue , 2009A ,
Refunding , 3.6% , 2/01/40 ............................................ 19,500,000 21,807,630
Pinal County Electric District No. 3 , Revenue , 2011 , Pre-Refunded , 5.25% , 7/01/36 ..
10,000,000 10,214,700
University of Arizona (The) , Revenue , 2014 , 5% , 8/01/44 ......................
10,000,000 11,209,500
283,689,973
Arkansas 0.5%
Arkansas Development Finance Authority ,
Baptist Health Obligated Group, Revenue, 2019, 5%, 12/01/47 ................ 3,025,000 3,715,214
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/40 ........................................................ 1,100,000 1,374,571
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/44 ........................................................ 5,000,000 6,210,800
Bentonville School District No. 6 , GO , B , Refunding , 4% , 6/01/47 ................
27,935,000 31,021,538
University of Arkansas ,
Revenue, 2017, 5%, 11/01/47 ........................................ 6,500,000 7,922,655
Revenue, 2019A, Refunding, 5%, 11/01/49 ............................... 3,000,000 3,773,970
54,018,748
California 5.4%
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020B,
Refunding, 5%, 11/01/29 ........................................... 3,000,000 3,998,790
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, AMBAC Insured, 5%, 7/01/33 ................. 24,500,000 31,963,680
California State Public Works Board ,
Revenue, 2012 A, AGMC Insured, 5%, 4/01/28 ............................ 13,030,000 13,756,162
Revenue, 2012 A, AGMC Insured, 5%, 4/01/29 ............................ 21,000,000 22,167,810
Revenue, 2012 A, 5%, 4/01/30 ........................................ 18,000,000 18,992,340
Revenue, 2012 A, 5%, 4/01/33 ........................................ 12,475,000 13,159,753
Corona-Norco Unified School District ,
GO, C, AGMC Insured, 6.2%, 8/01/29 .................................. 3,250,000 4,430,302
GO, C, Pre-Refunded, AGMC Insured, 6.8%, 8/01/39 ....................... 8,500,000 11,886,145
GO, C, AGMC Insured, Zero Cpn ., 8/01/39 ............................... 7,500,000 4,727,100
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, 5.75%, 1/15/46 ..................................... 25,000,000 28,340,500
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 20,000,000 23,439,400
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn ., 1/15/30 .............. 15,475,000 18,285,879
Revenue, 2013 A, Refunding, Zero Cpn ., 1/15/42 .......................... 20,000,000 23,977,400
Jefferson Union High School District ,
GO, D, Pre-Refunded, Zero Cpn ., 8/01/35 ............................... 10,500,000 3,350,970
GO, D, Pre-Refunded, Zero Cpn ., 8/01/40 ............................... 10,000,000 2,107,700
GO, D, Pre-Refunded, Zero Cpn ., 8/01/41 ............................... 13,590,000 2,634,014

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power , Power System , Revenue , 2013 B , 5% ,
7/01/31 ......................................................... $ 20,000,000 $ 22,270,800
M-S-R Energy Authority , Revenue , 2009B , 6.5% , 11/01/39 .....................
12,500,000 20,930,750
New Haven Unified School District ,
GO, 2009, AGMC Insured, Zero Cpn ., 8/01/31 ............................ 2,055,000 1,738,633
GO, 2009, AGMC Insured, Zero Cpn ., 8/01/32 ............................ 7,830,000 6,446,126
GO, 2009, AGMC Insured, Zero Cpn ., 8/01/33 ............................ 7,660,000 6,129,302
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/24 .................................... 2,135,000 2,304,924
COP, 2020, Refunding, 4%, 9/15/25 .................................... 2,120,000 2,331,449
COP, 2020, Refunding, 4%, 9/15/27 .................................... 2,400,000 2,687,976
COP, 2020, Refunding, 4%, 9/15/28 .................................... 2,095,000 2,361,903
Rialto Unified School District , GO , 2011A , AGMC Insured , Zero Cpn ., 8/01/36 ......
20,000,000 13,569,800
San Francisco City & County Airport Comm -San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 38,000,000 47,073,640
Revenue, Second Series, 2019E, 5%, 5/01/50 ............................ 1,500,000 1,855,755
San Joaquin Hills Transportation Corridor Agency ,
Revenue, Senior Lien, 1993, ETM, Zero Cpn ., 1/01/23 ...................... 7,000,000 6,974,590
Revenue, Senior Lien, 2014A, Refunding, 5%, 1/15/34 ...................... 50,000,000 56,557,000
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 12,434,860
San Mateo Foster City School District , GO , A , Zero Cpn ., 8/01/42 ...............
50,000,000 57,157,500
San Mateo Union High School District ,
GO, 2011A, Zero Cpn ., 9/01/33 ....................................... 6,065,000 6,286,494
GO, 2011A, Zero Cpn ., 9/01/41 ....................................... 20,000,000 23,702,000
Santa Ana Unified School District ,
GO, 2009B, AGMC Insured, Zero Cpn ., 8/01/35 ........................... 10,000,000 7,558,400
GO, 2009B, AGMC Insured, Zero Cpn ., 8/01/36 ........................... 18,865,000 13,846,155
GO, 2009B, AGMC Insured, Zero Cpn ., 8/01/37 ........................... 10,000,000 7,123,000
Santa Monica-Malibu Unified School District , GO , A , 4% , 8/01/44 ...............
9,360,000 10,979,842
State of California ,
GO, 5.9%, 4/01/23 ................................................. 900,000 908,577
GO, 2002, NATL Insured, 5%, 10/01/32 ................................. 20,000 20,078
West Contra Costa Unified School District ,
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/29 .................... 10,000,000 8,964,900
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/30 .................... 20,845,000 18,213,319
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/31 .................... 20,000,000 17,062,600
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/32 .................... 10,730,000 8,914,591
613,622,909
Colorado 3.1%
City & County of Denver ,
Revenue, 2018 A-1, 5%, 8/01/48 ...................................... 39,690,000 46,870,715
Revenue, 2018A-2, Zero Cpn ., 8/01/35 ................................. 2,000,000 1,291,020
Revenue, 2018A-2, Zero Cpn ., 8/01/36 ................................. 2,500,000 1,539,050
Revenue, 2018A-2, Zero Cpn ., 8/01/37 ................................. 2,455,000 1,441,502
Revenue, 2018A-2, Zero Cpn ., 8/01/38 ................................. 2,000,000 1,121,820
Airport System, Revenue, 1992-C, NATL Insured, ETM, 6.125%, 11/15/25 ....... 3,590,000 4,415,557
Airport System, Revenue, 1992-C, NATL Insured, 6.125%, 11/15/25 ............ 4,410,000 4,600,512
Airport System, Revenue, 2013B, 5.25%, 11/15/33 ......................... 16,405,000 18,453,000
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/38 .................. 12,000,000 14,836,800
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/43 .................. 11,000,000 13,420,660
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/48 .................. 10,000,000 12,111,600
Airport System, Revenue, 2018 A, Refunding, 5.25%, 12/01/48 ............... 26,000,000 32,063,720
Colorado Health Facilities Authority ,
Adventist Health System/Sunbelt Obligated Group, Revenue, 2016A, Refunding, 5%,
11/15/41 ....................................................... 30,505,000 36,010,237

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Adventist Health System/Sunbelt Obligated Group, Revenue, 2018A, 5%, 11/15/48 $ 12,000,000 $ 14,588,520
Adventist Health System/Sunbelt Obligated Group, Revenue, 2019 A, Refunding, 4%,
11/15/43 ....................................................... 30,000,000 35,171,100
Children's Hospital Colorado Obligated Group, Revenue, 2016A, 5%, 12/01/41 .... 5,000,000 5,883,850
Children's Hospital Colorado Obligated Group, Revenue, 2016A, 5%, 12/01/44 .... 10,200,000 11,944,914
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 17,700,000 21,906,582
Covenant Living Communities and Services Obligated Group, Revenue, 2020A,
Refunding, 4%, 12/01/50 ........................................... 4,930,000 5,528,897
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020A, 4%, 9/01/45 .... 1,000,000 1,147,610
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020A, 4%, 9/01/50 .... 3,000,000 3,431,310
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Revenue,
2019B, Refunding, 4%, 1/01/40 ...................................... 10,000,000 12,036,800
Eagle River Water and Sanitation District , Revenue , 2020 A , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,250,000 1,491,300
Park Creek Metropolitan District , Revenue, Senior Lien , 2018A , 5% , 12/01/46 ......
2,875,000 3,476,277
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 32,032,600
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/39 ........ 1,000,000 1,278,240
Sales Tax, Revenue, 2012A, 5%, 11/01/32 ............................... 10,000,000 10,766,600
348,860,793
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/37 .......... 3,000,000 3,532,080
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/39 .......... 5,750,000 6,734,687
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/40 .......... 2,250,000 2,629,193
State of Connecticut ,
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,650,000 1,967,559
Special Tax, 2020 A, 5%, 5/01/40 ...................................... 2,000,000 2,592,960
17,456,479
Delaware 0.0%
†
County of Kent ,
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/40 ........................... 1,100,000 1,144,253
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/48 ........................... 1,485,000 1,531,317
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/53 ........................... 1,100,000 1,131,009
3,806,579
Florida 6.3%
Broward County Housing Finance Authority ,
Heron Pointe Ltd., Revenue, 1997 A, 5.65%, 11/01/22 ...................... 165,000 165,657
Heron Pointe Ltd., Revenue, 1997 A, 5.7%, 11/01/29 ....................... 225,000 226,003
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/31 ...... 1,500,000 1,791,675
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/32 ...... 1,100,000 1,307,713
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2018, 5%, 7/01/48 ................................ 16,000,000 19,691,040
Revenue, Senior Lien, 2019 B, 5%, 7/01/49 .............................. 17,000,000 21,386,850
City of Atlantic Beach , Naval Continuing Care Retirement Foundation Obligated Group ,
Revenue , 2018 A , 5% , 11/15/53 ....................................... 9,235,000 10,367,950
City of Cape Coral ,
Water & Sewer, Revenue, 2011A, Pre-Refunded, AGMC Insured, 5%, 10/01/42 ... 21,510,000 22,215,098
Water & Sewer, Revenue, 2017, Refunding, 5%, 10/01/39 ................... 10,000,000 12,463,800

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
$ 10,325,000 $ 12,887,665
City of Deltona , Utility System , Revenue , 2013 , Refunding , AGMC Insured , 5.125% ,
10/01/39 ........................................................ 5,000,000 5,607,850
City of Gainesville ,
Utilities System, Revenue, 2017 A, 5%, 10/01/36 .......................... 7,150,000 8,950,728
Utilities System, Revenue, 2019 A, 5%, 10/01/47 .......................... 31,640,000 40,552,355
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
5% , 11/01/50 ..................................................... 15,000,000 18,484,800
City of Miami Beach ,
GO, 2019, Refunding, 4%, 5/01/44 ..................................... 15,000,000 17,693,850
Revenue, 2015A, 5%, 9/01/40 ........................................ 11,000,000 12,955,030
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/50 ........................................ 3,780,000 4,116,458
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/42 ................... 15,000,000 18,348,750
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 17,586,600
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/45 .................................................. 2,000,000 2,328,180
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/50 .................................................. 3,000,000 3,770,310
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/35 ............ 755,000 520,029
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/36 ............ 800,000 527,280
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/37 ............ 800,000 503,880
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/38 ............ 1,050,000 630,178
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/39 ............ 1,000,000 573,020
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/49 ............ 5,150,000 1,868,729
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 17,114,400
County of Miami-Dade ,
Revenue, 2012B, Pre-Refunded, 5%, 10/01/31 ............................ 5,000,000 5,407,200
Revenue, 2012B, Pre-Refunded, 5%, 10/01/32 ............................ 4,500,000 4,866,480
Revenue, 2012B, Pre-Refunded, 5%, 10/01/35 ............................ 3,250,000 3,514,680
Aviation, Revenue, 2019A, 5%, 10/01/49 ................................ 22,500,000 27,863,550
Transit System, Revenue, 2015, Refunding, 5%, 7/01/35 .................... 7,000,000 8,250,200
Water & Sewer System, Revenue, 2013A, Pre-Refunded, 5%, 10/01/42 ......... 20,000,000 21,628,800
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/44 .................... 27,500,000 33,045,375
County of Osceola ,
Transportation, Revenue, 2019 A-1, Refunding, 5%, 10/01/44 ................. 2,000,000 2,457,140
Transportation, Revenue, 2019 A-1, Refunding, 5%, 10/01/49 ................. 2,500,000 3,051,825
County of Pinellas , Sewer , Revenue , 2003 , AGMC Insured , 5% , 10/01/32 .........
610,000 612,410
County of Seminole , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/40 .....
8,500,000 10,104,970
Escambia County Health Facilities Authority ,
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/34 ........................................................ 2,650,000 3,419,692
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/45 ........................................................ 18,985,000 21,964,506
Florida Municipal Loan Council , Revenue , 2011D , AGMC Insured , 5.5% , 10/01/41 ...
4,750,000 4,902,333
Greater Orlando Aviation Authority , Revenue , 2019 A , 4% , 10/01/49 ..............
10,000,000 11,531,500
Hillsborough County Aviation Authority ,
Revenue, 2015-B, 5%, 10/01/44 ....................................... 10,000,000 11,434,100
Revenue, 2018 A, 5%, 10/01/48 ....................................... 20,000,000 23,972,400

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020A , 4% , 8/01/55 ....................... $ 3,500,000 $ 4,015,060
Hillsborough County School Board , COP , 2012A , Pre-Refunded , 5% , 7/01/28 ......
520,000 555,989
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 4,628,040
JEA Electric System ,
Revenue, 2020 A, Refunding, 4%, 10/01/35 .............................. 5,000,000 6,053,250
Revenue, 2020A-3, Refunding, 4%, 10/01/38 ............................. 9,080,000 10,888,282
Revenue, 2020A-3, Refunding, 4%, 10/01/39 ............................. 9,300,000 11,126,520
Lee Memorial Health System , Lee Memorial Health System Obligated Group , Revenue ,
2019A-1 , Refunding , 5% , 4/01/44 ...................................... 4,220,000 5,213,093
Martin County Health Facilities Authority , Martin Memorial Medical Center Obligated
Group , Revenue , 2012 , Pre-Refunded , AGMC Insured , 5.5% , 11/15/42 .......... 3,800,000 3,960,284
Miami Beach Redevelopment Agency , Tax Allocation , 2015A 2015B , Refunding , AGMC
Insured , 5% , 2/01/44 ............................................... 12,000,000 13,470,360
Miami-Dade County Expressway Authority ,
Revenue, 2013 A, Refunding, 5%, 7/01/29 ............................... 10,000,000 10,621,800
Revenue, 2013 A, Refunding, 5%, 7/01/32 ............................... 6,375,000 6,769,549
Revenue, A, 5%, 7/01/40 ............................................ 30,265,000 30,351,860
North Sumter County Utility Dependent District ,
Revenue, Senior Lien, 2019, 5%, 10/01/49 ............................... 3,635,000 4,580,609
Revenue, Senior Lien, 2019, 5%, 10/01/54 ............................... 7,000,000 8,781,570
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016A, Refunding, 5%, 10/01/39 ..... 6,000,000 7,150,980
Orlando Health Obligated Group, Revenue, 2019 A, 5%, 10/01/47 ............. 5,000,000 6,163,550
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 14,000,000 15,299,340
Palm Beach County Health Facilities Authority , ACTS Retirement-Life Communities,
Inc. Obligated Group , Revenue , 2020B , 5% , 11/15/42 ....................... 500,000 607,475
School Board of Miami-Dade County (The) , COP , 2013A , 5% , 5/01/31 ............
10,000,000 10,979,800
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 25,202,283
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 3,750,000 4,061,475
State of Florida , GO , 1999 D , Refunding , 6% , 6/01/23 ........................
17,500,000 19,904,850
Tampa-Hillsborough County Expressway Authority , Revenue , 2017 , 5% , 7/01/47 ....
10,000,000 12,020,000
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 5% , 10/01/46 ..........
5,000,000 6,125,350
Town of Davie , Water & Sewer , Revenue , 2011 , Pre-Refunded , AGMC Insured , 5% ,
10/01/32 ........................................................ 8,575,000 8,856,088
710,050,496
Georgia 3.0%
Atlanta Development Authority (The) ,
Revenue, 2015A-1, 5.25%, 7/01/44 .................................... 3,000,000 3,391,230
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/24 .. 6,385,000 7,043,038
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/25 .. 6,955,000 7,901,993
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 5,000,000 5,841,000
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/27 .. 5,000,000 5,970,250
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 17,746,448
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 15,800,000 18,594,230
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/40 ............... 29,500,000 34,860,445
Water & Wastewater, Revenue, 2018 C, Refunding, 4%, 11/01/38 .............. 13,550,000 16,193,470
Water & Wastewater, Revenue, 2018A, Refunding, 5%, 11/01/40 .............. 4,655,000 5,872,189
Water & Wastewater, Revenue, 2018A, Refunding, 5%, 11/01/41 .............. 4,845,000 6,095,737

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Clarke County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 A , Refunding , 5% , 7/01/46 ............................... $ 10,835,000 $ 12,791,476
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020B, Refunding, 5%, 4/01/37 625,000 813,181
WellStar Health System Obligated Group, Revenue, 2020B, Refunding, 4%, 4/01/39 325,000 386,188
WellStar Health System Obligated Group, Revenue, 2020B, Refunding, 4%, 4/01/41 475,000 561,507
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019A , Refunding , 5% , 7/01/44 ............................... 10,000,000 12,659,500
Development Authority for Fulton County ,
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 11,005,000 12,992,173
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 5,000,000 5,976,350
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 3,500,000 4,070,710
Development Authority of Burke County (The) ,
Oglethorpe Power Corp., Revenue, 2017, Refunding, 4.125%, 11/01/45 ......... 18,500,000 21,054,665
Oglethorpe Power Corp., Revenue, 2017C, Refunding, 4.125%, 11/01/45 ........ 2,500,000 2,845,225
Fayette County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2014A , Refunding , 5% , 7/01/39 ............................... 11,420,000 12,878,562
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 5,375,550
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2017A , Refunding , 5% , 2/15/45 .................. 13,040,000 15,471,308
Georgia Housing & Finance Authority , Revenue , 2020 A , Refunding , 3.05% , 12/01/40
2,250,000 2,434,410
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,647,845
Main Street Natural Gas, Inc. ,
Revenue, 2007A, 5.5%, 9/15/28 ....................................... 5,000,000 6,596,700
Revenue, 2019 A, 5%, 5/15/49 ........................................ 11,500,000 17,886,295
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,580,000 5,657,399
Revenue, 2019 B, 5%, 1/01/59 ........................................ 4,000,000 4,809,080
Private Colleges & Universities Authority ,
Emory University, Revenue, 2013A, 5%, 10/01/43 ......................... 10,000,000 11,045,100
Emory University, Revenue, 2019B, Refunding, 5%, 9/01/48 .................. 6,005,000 7,696,368
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/39 ................. 2,100,000 2,584,449
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/40 ................. 2,000,000 2,454,900
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/41 ................. 2,250,000 2,752,088
Savannah Economic Development Authority , SSU Community Development I LLC ,
Revenue , 2010 , AGMC Insured , 5.75% , 6/15/41 ........................... 10,000,000 10,036,900
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019A , Refunding , 4% , 7/01/43 ............................... 15,000,000 17,097,450
State of Georgia , GO , 2017 A , 4% , 2/01/36 ................................
10,000,000 11,765,800
342,851,209
Hawaii 1.0%
City & County Honolulu , Wastewater System , Revenue, Senior Lien , 2018 A , 5% ,
7/01/47 ......................................................... 25,000,000 31,011,250
State of Hawaii ,
Airports System, Revenue, 2018 A, 5%, 7/01/43 ........................... 15,000,000 18,326,100
Airports System, Revenue, 2018 A, 5%, 7/01/48 ........................... 15,450,000 18,738,069
Airports System, Revenue, 2020 A, 4%, 7/01/45 ........................... 8,125,000 9,360,650
Airports System, Revenue, 2020D, Refunding, 4%, 7/01/39 .................. 10,000,000 12,000,500
State of Hawaii Department of Budget & Finance ,
Hawaiian Electric Co., Inc., Revenue, 2019, Refunding, 3.2%, 7/01/39 .......... 10,000,000 10,972,000
Hawaiian Electric Co., Inc., Revenue, 2019, 3.5%, 10/01/49 .................. 17,035,000 17,871,078
118,279,647

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Idaho 0.1%
Idaho Health Facilities Authority ,
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/36 ........................................................ $ 4,200,000 $ 5,226,900
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/37 ........................................................ 3,500,000 4,340,105
Trinity Health Corp. Obligated Group, Revenue, 2019 ID, 4%, 12/01/43 ......... 6,000,000 7,000,500
16,567,505
Illinois 5.1%
Chicago Midway International Airport ,
Revenue, 1998 C, Refunding, AGMC, NATL RE Insured, 5.5%, 1/01/24 ......... 9,970,000 10,926,123
Revenue, Second Lien, 2016B, Refunding, 5%, 1/01/46 ..................... 18,420,000 21,250,786
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2016D, 5.25%, 1/01/42 ............................ 10,000,000 12,147,700
Revenue, Senior Lien, 2016D, 5%, 1/01/47 .............................. 18,000,000 21,494,160
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/37 ..................... 4,000,000 4,822,120
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/38 ..................... 3,000,000 3,606,330
Revenue, Senior Lien, 2020 E, Refunding, 4%, 1/01/37 ..................... 6,015,000 7,251,263
Chicago Park District ,
GO, 2020 D, BAM Insured, 4%, 1/01/37 ................................. 1,000,000 1,180,860
GO, 2020 D, BAM Insured, 4%, 1/01/38 ................................. 1,000,000 1,177,520
GO, 2020 D, BAM Insured, 4%, 1/01/39 ................................. 1,000,000 1,174,280
GO, 2020 F-2, Refunding, 4%, 1/01/36 .................................. 1,250,000 1,419,400
GO, 2020 F-2, Refunding, 5%, 1/01/37 .................................. 2,000,000 2,490,360
GO, 2020 F-2, Refunding, 5%, 1/01/39 .................................. 1,625,000 2,012,465
GO, 2020 F-2, Refunding, 5%, 1/01/40 .................................. 1,625,000 2,008,451
GO, 2020C, BAM Insured, 4%, 1/01/41 ................................. 1,400,000 1,636,152
GO, 2020C, BAM Insured, 4%, 1/01/42 ................................. 4,300,000 5,007,522
Chicago Transit Authority Sales Tax Receipts Fund ,
Revenue, 2011, Pre-Refunded, 5.25%, 12/01/40 .......................... 10,000,000 10,428,300
Revenue, Second Lien, 2020 A, Refunding, 4%, 12/01/50 .................... 9,000,000 10,393,200
City of Chicago , GO , 1998 , NATL Insured , ETM, 5.75% , 1/01/23 ................
8,955,000 9,577,999
County of Cook ,
GO, 2021 A, Refunding, 5%, 11/15/31 .................................. 3,650,000 4,911,878
GO, 2021 A, Refunding, 5%, 11/15/32 .................................. 2,400,000 3,210,744
GO, 2021 A, Refunding, 5%, 11/15/33 .................................. 2,350,000 3,124,442
Illinois Finance Authority ,
Carle Foundation Obligated Group (The), Revenue, 2016 A, Refunding, 5%, 2/15/45 20,000,000 23,613,800
CHF- Dekalb II LLC, Revenue, 2011, 6.875%, 10/01/43 ...................... 15,000,000 15,279,600
CHF-Normal LLC, Revenue, 2011, Pre-Refunded, 7%, 4/01/43 ................ 7,500,000 7,583,250
Mercy Health Corp. Obligated Group, Revenue, 2016, Refunding, 5%, 12/01/46 ... 30,000,000 34,234,200
OSF Healthcare System Obligated Group, Revenue, 2020 A, Refunding, 4%, 5/15/50 7,630,000 8,780,680
Macon County School District No. 61 Decatur ,
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/40 ....................... 3,700,000 4,175,672
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/45 ....................... 3,125,000 3,488,781
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 8,780,000 10,478,579
Revenue, 2002 A, NATL Insured, Zero Cpn ., 12/15/32 ...................... 3,490,000 2,645,839
Revenue, 2002 A, NATL Insured, Zero Cpn ., 12/15/33 ...................... 24,000,000 17,585,280
Revenue, 2002 A, NATL Insured, Zero Cpn ., 12/15/34 ...................... 1,655,000 1,173,577
Revenue, 2002 A, NATL Insured, Zero Cpn ., 6/15/38 ....................... 2,325,000 1,452,032
Revenue, 2002 A, AGMC, NATL Insured, Zero Cpn ., 12/15/40 ................ 6,000,000 3,598,740
Revenue, NATL RE Insured, ETM, 5.65%, 6/15/22 ......................... 5,500,000 5,901,830
Revenue, 2002 B, NATL RE Insured, 5.65%, 6/15/22 ....................... 24,500,000 25,599,560

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Railsplitter Tobacco Settlement Authority , Revenue , 2010 , Pre-Refunded , 6% , 6/01/28
$ 14,530,000 $ 14,815,224
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn ., 12/01/24 .................................. 3,850,000 3,707,242
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn ., 12/01/26 .................................. 7,700,000 7,150,913
St. Clair County School District No. 189 East St. Louis , GO , 2008 , Refunding , AMBAC
Insured , 5.125% , 1/01/28 ............................................ 7,135,000 7,146,773
State of Illinois ,
GO, 2010, Refunding, AGMC Insured, 5%, 1/01/23 ......................... 10,000,000 10,166,500
GO, 2012, AGMC Insured, 5%, 3/01/27 ................................. 11,500,000 11,960,805
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 4,215,000 4,955,744
GO, 2016, 5%, 11/01/35 ............................................. 1,000,000 1,147,430
GO, 2017 A, 4.25%, 12/01/40 ......................................... 3,150,000 3,486,200
GO, 2017C, 5%, 11/01/29 ........................................... 17,470,000 20,729,553
GO, 2017D, 3.25%, 11/01/26 ......................................... 1,750,000 1,877,890
GO, 2017D, 5%, 11/01/26 ........................................... 8,800,000 10,383,384
GO, 2017D, 5%, 11/01/27 ........................................... 10,970,000 13,179,907
GO, 2017D, 5%, 11/01/28 ........................................... 5,155,000 6,156,101
GO, 2018 A, Refunding, 5%, 10/01/33 .................................. 14,245,000 17,076,336
GO, 2019 B, 4%, 11/01/34 ........................................... 2,600,000 2,952,716
GO, 2019 C, 4%, 11/01/40 ........................................... 2,500,000 2,785,700
GO, 2019 C, 4%, 11/01/43 ........................................... 4,190,000 4,628,064
GO, 2020, 5.5%, 5/01/30 ............................................ 3,700,000 4,806,374
GO, 2020, 5.5%, 5/01/39 ............................................ 16,915,000 21,261,478
GO, 2020, 5.75%, 5/01/45 ........................................... 7,965,000 10,047,370
GO, 2020 B, 5%, 10/01/28 ........................................... 10,000,000 12,378,800
GO, 2020 C, 4%, 10/01/37 ........................................... 2,980,000 3,379,886
GO, 2020 C, 4%, 10/01/38 ........................................... 9,750,000 11,025,885
GO, 2020 C, 4%, 10/01/39 ........................................... 4,585,000 5,172,659
University of Illinois ,
Auxiliary Facilities System, Revenue, 2011A, 5.125%, 4/01/36 ................ 2,950,000 2,969,883
Auxiliary Facilities System, Revenue, 2011A, 5.25%, 4/01/41 ................. 5,000,000 5,034,250
b,d
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020A,
Refunding, 4%, 12/01/40 ........................................... 7,565,000 7,776,064
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020A,
Refunding, 4.5%, 12/01/50 ......................................... 34,795,000 35,754,298
Village of Bolingbrook , GO , 2013A , Pre-Refunded , Zero Cpn ., 1/01/36 ............
19,000,000 9,823,570
580,580,474
Indiana 3.0%
City of Indianapolis , Department of Public Utilities Water System , Revenue, First Lien ,
2016 B , Refunding , 5% , 10/01/37 ...................................... 15,000,000 18,525,600
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,622,170
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2016 A, 5.25%, 11/15/46 ......... 11,955,000 13,502,216
BHI Senior Living Obligated Group, Revenue, 2018 A, 5%, 11/15/53 ............ 15,000,000 16,840,200
Citizens Wastewater of Westfield LLC, Revenue, 2019 A, Refunding, 5%, 10/01/48 16,665,000 20,967,236
CWA Authority, Inc., Revenue, First Lien, 2011A, 5.25%, 10/01/38 ............. 12,000,000 12,387,000
CWA Authority, Inc., Revenue, First Lien, 2012A, 5%, 10/01/37 ................ 5,000,000 5,349,550
CWA Authority, Inc., Revenue, First Lien, 2012A, 4%, 10/01/42 ................ 24,690,000 25,743,029
CWA Authority, Inc., Revenue, First Lien, 2014A, 5%, 10/01/39 ................ 30,000,000 34,471,500
Deaconess Health System Obligated Group, Revenue, 2015A, Refunding, 5%,
3/01/39 ........................................................ 5,000,000 5,659,700
Marian University, Inc., Revenue, 2011, Pre-Refunded, 6.375%, 9/15/41 ......... 12,500,000 12,984,750

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Finance Authority, (continued)
Marion County Capital Improvement Board, Revenue, 2015A, Refunding, 5.25%,
2/01/37 ........................................................ $ 10,000,000 $ 11,744,500
WVB East End Partners LLC, Revenue, 2013A, 5.25%, 1/01/51 ............... 20,000,000 21,522,000
Indiana Municipal Power Agency ,
Revenue, 2016 A, Refunding, 4%, 1/01/42 ............................... 5,860,000 6,529,388
Revenue, 2016 A, Refunding, 5%, 1/01/42 ............................... 21,290,000 25,238,869
Indiana University , Revenue , 2020A , Refunding , 4% , 6/01/45 ..................
8,525,000 10,283,281
Indianapolis Local Public Improvement Bond Bank ,
Revenue, 2017, Refunding, 5%, 1/01/40 ................................. 23,225,000 28,638,515
Revenue, 2019A, 4%, 2/01/44 ........................................ 6,050,000 7,241,185
Revenue, 2019A, 5%, 2/01/49 ........................................ 41,970,000 52,899,827
Northern Indiana Commuter Transportation District , Revenue , 2016 , 5% , 7/01/41 ...
6,000,000 7,011,840
341,162,356
Iowa 0.3%
Iowa Finance Authority ,
Iowa Health System Obligated Group, Revenue, 2018B, Refunding, 5%, 2/15/48 .. 7,500,000 9,218,175
State Revolving Fund, Revenue, 2017, Refunding, 5%, 8/01/42 ............... 16,000,000 19,969,920
29,188,095
Kansas 0.7%
Butler County Unified School District No. 490 El Dorado , GO , 2016 B , BAM Insured ,
4% , 9/01/43 ...................................................... 10,000,000 11,432,800
University of Kansas Hospital Authority , University of Kansas Health System Obligated
Group , Revenue , 2017 A , Refunding , 5% , 3/01/47 ......................... 23,115,000 27,749,557
Wyandotte County-Kansas City Unified Government ,
Utility System, Revenue, 2014A, Refunding, 5%, 9/01/44 .................... 3,000,000 3,379,800
Utility System, Revenue, 2016-A, 5%, 9/01/45 ............................ 10,000,000 11,569,400
Utility System, Revenue, 2016-C, Refunding, 5%, 9/01/41 ................... 5,000,000 5,921,200
Utility System, Revenue, 2016-C, Refunding, 5%, 9/01/46 ................... 16,565,000 19,447,807
79,500,564
Kentucky 0.2%
Kentucky Municipal Power Agency ,
Revenue, 2015A, Refunding, NATL Insured, 5%, 9/01/42 .................... 10,000,000 11,403,700
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 5,000,000 5,976,300
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/35 .................... 7,750,000 9,245,363
26,625,363
Louisiana 3.1%
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 10,000,000 11,858,700
Water & Sewer, Revenue, Junior Lien, 2019 B, AGMC Insured, 4%, 12/01/44 ..... 6,535,000 7,552,042
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45
20,000,000 23,652,000
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/42 .......
20,000,000 23,446,200
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,894,050
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
East Baton Rouge Sewerage Commission, Revenue, Sub. Lien, 2014-A, Pre-
Refunded, 5%, 2/01/44 ............................................ 5,820,000 6,652,493
Louisiana Community & Technical College System, Revenue, 2014, 5%, 10/01/39 . 10,000,000 11,152,600
b
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 3,600,000 3,715,920
Louisiana Public Facilities Authority ,
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2017 A, 5%, 7/01/47 .............................................. 35,000,000 41,276,550

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Louisiana Children's Medical Center Obligated Group, Revenue, 2020 A, 4%, 6/01/50 $ 5,990,000 $ 6,959,002
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/51 .............................................. 15,000,000 17,157,000
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/56 .............................................. 11,295,000 12,888,273
Ochsner Clinic Foundation Obligated Group, Revenue, 2002B, ETM, 5.75%, 5/15/23 10,000,000 11,245,600
Ochsner Clinic Foundation Obligated Group, Revenue, 2011, Pre-Refunded, 6.75%,
5/15/41 ........................................................ 15,500,000 15,794,810
Ochsner Clinic Foundation Obligated Group, Revenue, 2015, Refunding, 5%, 5/15/47 7,500,000 8,517,000
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/42 20,000,000 23,941,600
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, AGMC
Insured, 3%, 5/15/47 .............................................. 9,925,000 10,481,296
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, 4%,
5/15/49 ........................................................ 10,000,000 11,646,900
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 2,500,000 2,837,775
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 14,000,000 15,796,060
Tulane University, Revenue, 2020 A, Refunding, 4%, 4/01/40 ................. 3,750,000 4,446,300
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 3,500,000 4,453,645
Tulane University, Revenue, 2020 A, Refunding, 4%, 4/01/50 ................. 4,000,000 4,641,360
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
5,700,000 6,189,345
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017B , 5% , 1/01/48 ........................................ 4,000,000 4,680,800
Parish of East Baton Rouge Capital Improvements District , Revenue , 2019 , 4% ,
8/01/44 ......................................................... 6,000,000 7,107,780
c
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 7,500,000 7,867,950
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/44 ........................................ 8,110,000 10,124,524
Revenue, 2020 E, 5%, 4/01/47 ........................................ 10,000,000 12,439,500
Terrebonne Levee & Conservation District ,
Revenue, 2020 B, Refunding, 4%, 6/01/40 ............................... 5,065,000 5,858,078
Revenue, 2020 B, Refunding, 4%, 6/01/41 ............................... 5,165,000 5,959,480
346,234,633
Maine 0.5%
Maine Health & Higher Educational Facilities Authority ,
MaineGeneral Health Obligated Group, Revenue, 2011, Pre-Refunded, 6.75%,
7/01/36 ........................................................ 4,250,000 4,365,812
MaineGeneral Health Obligated Group, Revenue, 2011, Pre-Refunded, 7%, 7/01/41 10,000,000 10,282,000
MaineHealth Obligated Group, Revenue, 2018A, 5%, 7/01/43 ................. 3,000,000 3,662,880
MaineHealth Obligated Group, Revenue, 2020A, 4%, 7/01/50 ................. 14,215,000 16,452,299
Maine Turnpike Authority , Revenue , 2018 , 5% , 7/01/47 .......................
15,500,000 19,005,015
53,768,006
Maryland 1.0%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2013C, Pre-Refunded, 5%, 7/01/38 ......... 5,000,000 5,704,800
Wastewater Utility Fund, Revenue, 2013C, Pre-Refunded, 5%, 7/01/43 ......... 10,000,000 11,409,600
Wastewater Utility Fund, Revenue, 2014C, 5%, 7/01/39 ..................... 10,000,000 11,534,800
Wastewater Utility Fund, Revenue, 2014C, 5%, 7/01/44 ..................... 10,000,000 11,457,800
Water Utility Fund, Revenue, 2014A, 5%, 7/01/39 .......................... 9,430,000 10,838,087
Water Utility Fund, Revenue, 2014A, 5%, 7/01/44 .......................... 5,500,000 6,279,075
Maryland Community Development Administration , Residential , Revenue , 2018 A ,
Refunding , 3.85% , 9/01/33 ........................................... 5,150,000 5,640,177
Maryland Economic Development Corp. ,
Morgan State University, Revenue, 2020, 4.25%, 7/01/50 .................... 1,000,000 1,122,760

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Economic Development Corp., (continued)
Morgan State University, Revenue, 2020, 5%, 7/01/56 ...................... $ 1,415,000 $ 1,694,321
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 12,500,000 14,994,500
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/45 .. 1,945,000 2,251,532
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ..... 3,000,000 3,375,330
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/42 .............. 7,500,000 9,057,675
University of Maryland Medical System Obligated Group, Revenue, 1991 B, NATL
Insured, ETM, 7%, 7/01/22 ......................................... 90,000 97,183
Maryland State Transportation Authority , Revenue , 2020 , 4% , 7/01/45 ............
13,205,000 16,038,529
111,496,169
Massachusetts 3.3%
Commonwealth of Massachusetts ,
GO, 2016G, 4%, 9/01/42 ............................................ 20,000,000 22,997,800
GO, 2017B, 5%, 4/01/47 ............................................ 12,335,000 15,365,463
GO, 2018A, 5%, 1/01/41 ............................................ 15,000,000 19,031,850
GO, 2018A, 5%, 1/01/46 ............................................ 10,000,000 12,548,300
GO, 2019 A, 5.25%, 1/01/44 .......................................... 10,000,000 12,876,600
Transportation Fund, Revenue, 2012A, 4%, 6/01/35 ........................ 10,000,000 10,107,600
Transportation Fund, Revenue, 2017A, 5%, 6/01/47 ........................ 25,055,000 30,877,030
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 15,000,000 18,801,300
Massachusetts Bay Transportation Authority , Revenue , 2005 A , 5% , 7/01/28 .......
10,000,000 13,215,400
Massachusetts Clean Water Trust (The) ,
Revenue, 1999A, 5.75%, 8/01/29 ...................................... 450,000 451,971
Revenue, 2002A, 5%, 8/01/32 ........................................ 225,000 225,799
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group, Revenue, 2018 J-2, 5%, 7/01/53 ...... 5,000,000 5,919,150
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016N, 5%, 12/01/41 ... 10,135,000 12,244,398
Mass General Brigham, Inc., Revenue, 2016Q, Refunding, 5%, 7/01/47 ......... 15,000,000 18,122,400
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 15,415,000 17,768,562
d
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/33 ........................................................ 600,000 809,382
d
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/34 ........................................................ 625,000 836,481
Wellesley College, Revenue, 2012, 5%, 7/01/42 ........................... 10,000,000 10,493,900
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 4%,
10/01/45 ....................................................... 1,250,000 1,464,075
Worcester Polytechnic Institute, Revenue, 2019, 5%, 9/01/59 ................. 10,000,000 12,261,200
Massachusetts Educational Financing Authority ,
Revenue, 2009 I, 6%, 1/01/28 ........................................ 1,460,000 1,481,038
Revenue, 2013K, 5.25%, 7/01/29 ...................................... 3,690,000 3,914,389
Revenue, 2017B, Refunding, 4.25%, 7/01/46 ............................. 2,000,000 2,157,920
Massachusetts Housing Finance Agency , Revenue , 2020 A-1 , FHA Insured , 3% ,
12/01/45 ........................................................ 4,000,000 4,225,280
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/44 ........................................ 15,000,000 18,721,800
Revenue, 2019 C, 5%, 7/01/49 ........................................ 10,000,000 12,394,700
Bosfuel Corp., Revenue, 2019 A, Refunding, 5%, 7/01/49 .................... 7,500,000 9,217,425
Massachusetts School Building Authority ,
Revenue, 2018 A, 4%, 2/15/43 ........................................ 10,750,000 12,592,013
Revenue, 2019A, 5%, 2/15/49 ........................................ 25,000,000 29,982,500
Revenue, 2020 A, 4%, 8/15/45 ........................................ 12,000,000 14,578,800
University of Massachusetts Building Authority ,
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/39 ...................... 4,410,000 5,183,558
Revenue, Senior Lien, 1, 5%, 11/01/39 .................................. 11,980,000 13,782,870

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
University of Massachusetts Building Authority, (continued)
Revenue, Senior Lien, 2014-1, Pre-Refunded, 5%, 11/01/39 .................. $ 3,610,000 $ 4,250,631
368,901,585
Michigan 2.7%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien,
2006B, NATL Insured, 5%, 7/01/36 ................................... 10,000 10,036
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2012A, Pre-Refunded, AGMC Insured, 5%, 7/01/39 ....................... 10,000,000 10,692,100
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2012A, Pre-Refunded, 5.25%, 7/01/39 ................................ 12,000,000 12,872,880
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 2003-A,
NATL Insured, 5%, 7/01/34 ......................................... 10,000 10,037
Detroit City School District ,
GO, 2012A, Refunding, 5%, 5/01/30 .................................... 1,245,000 1,318,032
GO, 2012A, Refunding, 5%, 5/01/33 .................................... 1,500,000 1,587,015
Michigan Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2016A, 5%, 11/01/44 ............ 20,925,000 24,276,976
Bronson Healthcare Group Obligated Group, Revenue, 2019 A, Refunding, 5%,
5/15/54 ........................................................ 25,000,000 28,949,750
Henry Ford Health System Obligated Group, Revenue, 2019A, 5%, 11/15/48 ..... 25,920,000 32,595,955
McLaren Health Care Corp. Obligated Group, Revenue, 2019 A, 4%, 2/15/44 ..... 20,000,000 23,172,200
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/36 ... 1,000,000 1,217,490
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/37 ... 2,000,000 2,426,880
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/38 ... 1,500,000 1,814,100
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/39 ... 1,500,000 1,808,070
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/40 ... 1,000,000 1,201,380
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 4,000,000 4,656,320
Tobacco Settlement, Revenue, Senior Lien, 2020 B1, 2, Refunding, 5%, 6/01/49 .. 3,000,000 3,706,650
Trinity Health Corp. Obligated Group, Revenue, Pre-Refunded, 5%, 12/01/39 ..... 29,750,000 30,962,133
Michigan State Building Authority ,
Revenue, 2011 I-A, Pre-Refunded, 5.375%, 10/15/36 ....................... 6,730,000 6,981,298
Revenue, 2013 1-A, Refunding, 5.25%, 10/15/44 .......................... 20,655,000 23,134,633
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 2010F-7, Refunding, 5%, 11/15/47 ..... 10,000,000 12,168,600
Trinity Health Corp. Obligated Group, Revenue, Pre-Refunded, 5%, 12/01/34 ..... 10,000,000 10,638,031
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3.25% , 10/01/44
3,450,000 3,709,647
Michigan Strategic Fund ,
DTE Electric Co., Revenue, BB, Refunding, AMBAC Insured, 7%, 5/01/21 ....... 250,000 254,180
State of Michigan Department of Transportation, Revenue, 2018, 5%, 12/31/43 ... 10,000,000 12,245,000
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, 2019,
Refunding, 5%, 11/15/49 ........................................... 7,000,000 7,815,360
Pontiac School District ,
GO, 2020, 4%, 5/01/45 ............................................. 7,940,000 9,415,649
GO, 2020, 4%, 5/01/50 ............................................. 8,665,000 10,208,150
State of Michigan , Trunk Line , Revenue , 2020 B , 4% , 11/15/45 .................
25,000,000 30,260,000
310,108,552
Minnesota 0.1%
City of St. Cloud , CentraCare Health System Obligated Group , Revenue , 2019 ,
Refunding , 5% , 5/01/48 ............................................. 10,000,000 12,308,800

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi 0.7%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2017 , Refunding , 5% , 6/01/47 ......................... $ 25,000,000 $ 30,005,000
Mississippi Development Bank , City of Jackson Water & Sewer System , Revenue ,
2013 , AGMC Insured , 6.875% , 12/01/40 ................................. 3,400,000 3,914,012
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2016A, 5%, 9/01/36 .... 6,350,000 7,435,342
Baptist Memorial Health Care Obligated Group, Revenue, 2016A, 5%, 9/01/46 .... 30,000,000 34,599,000
75,953,354
Missouri 1.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District , Revenue ,
2020A , Refunding , 4% , 10/01/44 ...................................... 6,000,000 7,137,660
Health & Educational Facilities Authority of the State of Missouri ,
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 4,000,000 4,463,040
Mercy Health, Revenue, 2014F, 5%, 11/15/45 ............................. 25,000,000 28,305,500
SSM Health Care Obligated Group, Revenue, 2018A, 5%, 6/01/48 ............. 7,500,000 9,074,550
Kansas City Industrial Development Authority ,
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 13,500,000 16,420,320
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/54 ................... 23,500,000 28,372,960
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 5%, 3/01/57 ....... 9,000,000 11,252,520
St. Louis Municipal Finance Corp , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/49 ..................................................... 5,000,000 6,237,050
111,263,600
Montana 0.2%
Montana Facility Finance Authority ,
Benefis Health System Obligated Group, Revenue, 2016, Refunding, 5%, 2/15/41 . 2,650,000 3,156,998
Billings Clinic Obligated Group, Revenue, 2018A, Refunding, 5%, 8/15/48 ....... 10,000,000 12,533,800
Kalispell Regional Medical Center Obligated Group, Revenue, 2018 B, Refunding,
5%, 7/01/43 .................................................... 6,440,000 7,569,705
23,260,503
Nebraska 0.8%
Douglas County Hospital Authority No. 2 , Children's Hospital Obligated Group ,
Revenue , 2017A , 5% , 11/15/47 ....................................... 10,000,000 12,046,100
Hospital Authority No. 1 of Lancaster County , Bryan Medical Center Obligated Group ,
Revenue , 1992 , NATL Insured , ETM, 6.7% , 6/01/22 ........................ 635,000 667,849
Omaha Public Power District , Revenue , 2011 B , Pre-Refunded , 5% , 2/01/39 .......
23,305,000 23,305,000
Omaha Public Power District Nebraska City Station Unit 2 ,
Revenue, 2015A, Refunding, 5.25%, 2/01/42 ............................. 10,000,000 11,639,300
Revenue, 2016 A, Refunding, 5%, 2/01/49 ............................... 10,000,000 11,606,800
Public Power Generation Agency ,
Revenue, 2016 A, Refunding, 5%, 1/01/39 ............................... 7,340,000 8,806,972
Revenue, 2016 A, Refunding, 5%, 1/01/41 ............................... 5,140,000 6,154,585
University of Nebraska ,
Revenue, 2011, Pre-Refunded, 5%, 7/01/37 .............................. 5,000,000 5,224,200
Revenue, 2011, Pre-Refunded, 5%, 7/01/42 .............................. 7,500,000 7,836,300
87,287,106
Nevada 0.3%
City of Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue ,
2017 , Refunding , 5% , 9/01/47 ........................................ 2,775,000 3,215,892
City of Henderson , GO , 2020A-1 , 4% , 6/01/45 ..............................
10,000,000 12,014,500
Clark County School District ,
GO, 2020A, AGMC Insured, 4%, 6/15/36 ................................ 750,000 911,115
GO, 2020A, AGMC Insured, 4%, 6/15/37 ................................ 875,000 1,059,363

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
Clark County School District, (continued)
GO, 2020A, AGMC Insured, 4%, 6/15/38 ................................ $ 850,000 $ 1,022,023
GO, 2020A, AGMC Insured, 4%, 6/15/39 ................................ 1,000,000 1,199,280
GO, 2020A, AGMC Insured, 4%, 6/15/40 ................................ 725,000 867,390
Las Vegas Convention & Visitors Authority , Revenue , 2018 B , 5% , 7/01/43 ........
10,000,000 11,987,000
32,276,563
New Hampshire 0.2%
New Hampshire Health and Education Facilities Authority Act ,
Concord Hospital Obligated Group, Revenue, 2017, 5%, 10/01/47 ............. 6,000,000 7,114,380
Elliot Hospital Obligated Group, Revenue, 2016, Refunding, 5%, 10/01/38 ....... 4,000,000 4,714,720
University System of New Hampshire, Revenue, 2015, Refunding, 5%, 7/01/45 ... 10,350,000 12,047,090
23,876,190
New Jersey 3.9%
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/46 ..................................... 1,500,000 1,727,895
Revenue, 2021 QQQ, 4%, 6/15/50 ..................................... 1,000,000 1,146,000
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 7,200,000 8,866,584
State of New Jersey Department of the Treasury, Revenue, 2013 NN, Refunding, 5%,
3/01/28 ........................................................ 22,000,000 23,962,840
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 5%, 6/15/33 6,135,000 7,631,879
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 5%, 6/15/36 11,850,000 14,627,995
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 4.625%,
6/15/48 ........................................................ 2,000,000 2,333,300
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 5%, 6/15/48 8,000,000 9,613,200
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 3,250,000 4,058,697
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 4%, 6/15/44 2,725,000 3,114,430
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 26,000,000 30,654,520
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. 4,600,000 5,605,238
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. 4,800,000 5,837,664
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 16,545,340
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien, 2018 A, 4%, 12/01/33 ............................. 2,800,000 3,062,164
Revenue, Senior Lien, 2020B, 3.5%, 12/01/39 ............................ 8,000,000 8,351,520
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006C, NATL Insured, Zero Cpn ., 12/15/31 ....................... 6,275,000 5,146,065
Revenue, 2009A, Zero Cpn ., 12/15/36 .................................. 500,000 339,040
Revenue, 2009A, Zero Cpn ., 12/15/39 .................................. 71,750,000 44,035,845
Revenue, 2010A, Zero Cpn ., 12/15/40 .................................. 4,750,000 2,815,657
Revenue, 2011B, 5.25%, 6/15/36 ...................................... 10,000,000 10,167,900
Revenue, 2013AA, 5%, 6/15/44 ....................................... 1,000,000 1,082,650
Revenue, 2014 BB-1, 5%, 6/15/31 ..................................... 3,000,000 3,775,740
Revenue, 2014 BB-1, 5%, 6/15/34 ..................................... 3,250,000 4,040,465
Revenue, 2015AA, 5%, 6/15/45 ....................................... 15,000,000 17,031,450
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 18,400,000 22,983,072
Revenue, 2018 A, Refunding, 5%, 12/15/35 .............................. 8,200,000 10,157,504
Revenue, 2019 A, Refunding, 5%, 12/15/39 .............................. 785,000 982,373
Revenue, 2019 BB, 4%, 6/15/38 ....................................... 2,000,000 2,293,080
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 4,000,000 4,511,920
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 5,150,000 6,244,838
Revenue, 2020AA, 4%, 6/15/45 ....................................... 5,160,000 5,969,759
Revenue, 2020AA, 5%, 6/15/45 ....................................... 4,840,000 6,069,844
Revenue, 2020AA, 4%, 6/15/50 ....................................... 35,255,000 40,484,374

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, (continued)
Revenue, 2020AA, 5%, 6/15/50 ....................................... $ 16,245,000 $ 20,244,357
New Jersey Turnpike Authority ,
Revenue, 2015 E, 5%, 1/01/45 ........................................ 11,475,000 13,004,618
d
Revenue, 2021 A, 4%, 1/01/42 ........................................ 6,075,000 7,308,893
d
Revenue, D, 5%, 1/01/28 ............................................ 10,000,000 12,368,700
State of New Jersey ,
GO, 2020 A, 4%, 6/01/30 ............................................ 11,450,000 14,230,632
GO, 2020 A, 4%, 6/01/31 ............................................ 7,000,000 8,807,470
GO, 2020 A, 3%, 6/01/32 ............................................ 18,000,000 20,770,560
GO, 2020 A, 4%, 6/01/32 ............................................ 5,500,000 6,976,090
438,982,162
New Mexico 0.3%
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group, Revenue, 2015A, 5%, 8/01/44 . 10,000,000 11,797,700
Presbyterian Healthcare Services Obligated Group, Revenue, 2017 A, Refunding,
5%, 8/01/46 .................................................... 15,000,000 18,308,400
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/33 . 1,000,000 1,134,520
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/35 . 1,000,000 1,126,540
32,367,160
New York 12.4%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020A , Refunding , 4% , 11/01/40 ...................................... 2,200,000 2,460,656
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 180,000 180,783
GO, 2003 F, 5.25%, 1/15/23 .......................................... 5,000 5,020
GO, 2018 E-1, 5%, 3/01/40 .......................................... 14,570,000 18,060,098
GO, 2020 D-1, 4%, 3/01/44 .......................................... 4,250,000 5,013,002
GO, 2021 C, 4%, 8/01/40 ............................................ 6,500,000 7,802,470
GO, 2021 C, 4%, 8/01/41 ............................................ 3,000,000 3,588,930
GO, 2021A, Refunding, 4%, 8/01/34 .................................... 4,290,000 5,294,718
Hudson Yards Infrastructure Corp. ,
Revenue, Senior Lien, 2012A, Pre-Refunded, AGMC Insured, 5%, 2/15/47 ....... 730,000 731,300
Revenue, Senior Lien, 2012A, AGMC Insured, 5%, 2/15/47 .................. 15,745,000 15,800,737
Long Island Power Authority , Revenue , 2016 B , Refunding , 5% , 9/01/46 ..........
13,000,000 15,477,930
Metropolitan Transportation Authority ,
Revenue, 2012A-1, 5%, 11/15/40 ...................................... 30,000,000 32,217,000
Revenue, 2013A, 5%, 11/15/38 ....................................... 11,800,000 12,677,448
Revenue, 2013B, 5%, 11/15/43 ....................................... 8,000,000 8,589,280
Revenue, 2015A, 5%, 11/15/40 ....................................... 7,000,000 7,919,800
Revenue, 2015D-1, Refunding, 5%, 11/15/32 ............................. 1,250,000 1,464,550
Revenue, 2016 D, Refunding, 5%, 11/15/31 .............................. 1,180,000 1,409,050
Revenue, 2016B, Refunding, 5%, 11/15/28 ............................... 2,885,000 3,452,652
Revenue, 2016C-1, 5.25%, 11/15/56 ................................... 14,765,000 17,386,969
Revenue, 2017 C-2, Refunding, Zero Cpn ., 11/15/29 ....................... 2,090,000 1,765,026
Revenue, 2017A-2, Refunding, 5%, 11/15/26 ............................. 4,425,000 5,345,621
Revenue, 2017C-1, Refunding, 5%, 11/15/33 ............................. 1,780,000 2,159,389
Revenue, 2019 A-2, 5%, 11/15/45 ..................................... 46,270,000 55,738,693
Revenue, 2020 A-1, 4%, 11/15/45 ..................................... 10,000,000 11,429,000
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 7,000,000 8,647,870
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 13,220,000 16,108,041
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 12,150,000 14,979,249
Revenue, 2020 C-1, 5.25%, 11/15/55 ................................... 24,500,000 30,806,300
Revenue, 2020 D, 5%, 11/15/44 ....................................... 17,000,000 21,305,930
Revenue, 2020 D, 4%, 11/15/50 ....................................... 20,000,000 22,869,400

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Monroe County Industrial Development Corp. , University of Rochester , Revenue ,
2020A , 4% , 7/01/50 ................................................ $ 5,000,000 $ 5,903,700
New York City ,
Water & Sewer System, Revenue, 2013 DD, 5%, 6/15/35 .................... 30,705,000 34,004,252
Water & Sewer System, Revenue, 2014-BB, 5%, 6/15/46 .................... 15,000,000 16,525,500
Water & Sewer System, Revenue, 2015 FF, Refunding, 5%, 6/15/39 ............ 10,000,000 11,925,500
Water & Sewer System, Revenue, 2015 HH, Refunding, 5%, 6/15/39 ........... 15,000,000 17,888,250
Water & Sewer System, Revenue, 2017 CC, Refunding, 5%, 6/15/46 ........... 32,500,000 39,834,600
Water & Sewer System, Revenue, 2019 DD-1, 5.25%, 6/15/49 ................ 12,000,000 15,199,920
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 4% , 3/01/45 ................................. 6,000,000 7,113,720
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2011S-2A, 5%, 7/15/40 ............................ 35,000,000 35,703,150
Building Aid, Revenue, 2012 S-1A, 5.25%, 7/15/37 ......................... 30,300,000 30,956,904
Future Tax Secured, Revenue, 2011C, 5%, 11/01/39 ....................... 5,000 5,018
Future Tax Secured, Revenue, 2014A-1, 5%, 11/01/34 ...................... 15,000,000 16,889,850
Future Tax Secured, Revenue, 2016 E-1, 5%, 2/01/38 ...................... 10,000,000 11,931,700
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 11,095,000 13,646,850
Future Tax Secured, Revenue, 2017B, 5%, 8/01/36 ........................ 10,000,000 12,126,200
Future Tax Secured, Revenue, 2017B, 5%, 8/01/38 ........................ 10,000,000 12,084,600
Future Tax Secured, Revenue, 2018 C-2, 5%, 5/01/38 ...................... 11,945,000 15,006,981
Future Tax Secured, Revenue, 2018C-3, 4%, 5/01/43 ....................... 19,800,000 22,896,126
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/45 ..................... 5,200,000 6,094,192
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/47 ..................... 10,000,000 11,703,800
Future Tax Secured, Revenue, 2020C, 4%, 5/01/45 ........................ 3,500,000 4,165,420
New York Liberty Development Corp. ,
Revenue, 2011 - 1WTC, 5.25%, 12/15/43 ................................ 25,000,000 25,964,000
7 World Trade Center II LLC, Revenue, 2012, 2, Refunding, 5%, 9/15/43 ........ 6,500,000 6,795,425
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 40,000,000 58,440,400
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 24,995,000 38,289,841
New York Power Authority , Revenue , 2020 A , Refunding , 4% , 11/15/45 ...........
8,055,000 9,708,128
New York State Dormitory Authority ,
Revenue, 2018 E, Pre-Refunded, 5%, 3/15/46 ............................ 5,000 6,645
Revenue, 2018 E, 5%, 3/15/46 ........................................ 73,125,000 91,197,844
State of New York Personal Income Tax, Revenue, 2015B, 5%, 2/15/40 ......... 20,000,000 23,342,000
State of New York Personal Income Tax, Revenue, 2017B, Refunding, 5%, 2/15/42 24,410,000 30,063,844
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 4%, 2/15/47 50,000,000 58,574,500
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/43 ................. 10,000,000 12,154,100
State of New York Sales Tax, Revenue, 2018 C, Refunding, 5%, 3/15/42 ........ 33,280,000 41,304,473
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/42 ........ 59,480,000 74,775,877
State of New York Sales Tax, Revenue, 2018A, 5%, 3/15/45 .................. 25,000,000 30,820,250
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/45 ........................................ 20,000,000 23,377,400
Revenue, Junior Lien, 2016 A, 5%, 1/01/51 .............................. 9,000,000 10,489,500
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2011A, Refunding, 5%, 3/15/31 10,000,000 10,058,700
State of New York Personal Income Tax, Revenue, 2019 A, 4%, 3/15/47 ......... 15,200,000 17,507,664
State of New York Personal Income Tax, Revenue, 2020 A, 4%, 3/15/45 ......... 12,000,000 14,234,520
State of New York Personal Income Tax, Revenue, 2020 C, Refunding, 4%, 3/15/45 5,000,000 5,931,050
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/34 .......................... 5,560,000 6,629,688
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 5,000,000 5,932,600
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 10,000,000 12,564,400
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 20,000,000 22,330,000
Revenue, 218, 4%, 11/01/47 ......................................... 8,000,000 9,251,200
Revenue, 221, 4%, 7/15/45 .......................................... 5,500,000 6,441,435

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey, (continued)
d
Revenue, 223, Refunding, 5%, 7/15/32 ................................. $ 2,775,000 $ 3,779,411
d
Revenue, 223, Refunding, 5%, 7/15/33 ................................. 2,240,000 3,031,459
d
Revenue, 223, Refunding, 4%, 7/15/34 ................................. 2,320,000 2,863,275
d
Revenue, 223, Refunding, 4%, 7/15/35 ................................. 2,250,000 2,760,615
d
Revenue, 223, Refunding, 4%, 7/15/36 ................................. 1,500,000 1,831,455
d
Revenue, 226, Refunding, 5%, 10/15/32 ................................. 1,800,000 2,386,836
d
Revenue, 226, Refunding, 5%, 10/15/33 ................................. 2,080,000 2,744,643
d
Revenue, 226, Refunding, 5%, 10/15/34 ................................. 2,470,000 3,241,208
d
Revenue, 226, Refunding, 5%, 10/15/35 ................................. 2,100,000 2,741,718
d
Revenue, 226, Refunding, 5%, 10/15/36 ................................. 2,250,000 2,926,283
Suffolk County Water Authority , Revenue , 2020 B , 3% , 6/01/45 .................
15,000,000 16,498,500
Triborough Bridge & Tunnel Authority ,
Revenue, 1999-B, Pre-Refunded, 5.5%, 1/01/30 ........................... 12,885,000 13,524,096
Revenue, 2020 A, 5%, 11/15/54 ....................................... 8,500,000 10,927,345
1,407,735,473
North Carolina 1.3%
City of Raleigh , Combined Enterprise System , Revenue , 2011 , Pre-Refunded , 5% ,
3/01/40 ......................................................... 15,830,000 15,893,162
County of Wake , GO , 2010-C , Refunding , 5% , 3/01/25 .......................
21,780,000 26,068,918
North Carolina Eastern Municipal Power Agency ,
Revenue, 1993 B, ETM, 6%, 1/01/22 ................................... 1,250,000 1,316,987
Revenue, 1993 B, ETM, 6.25%, 1/01/23 ................................. 39,030,000 43,578,166
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020A , 5% , 10/01/50 ....................................... 2,200,000 2,632,300
North Carolina Turnpike Authority ,
Revenue, 2009B, AGMC Insured, Zero Cpn ., 1/01/33 ....................... 25,000,000 19,981,000
Revenue, 2009B, AGMC Insured, Zero Cpn ., 1/01/34 ....................... 15,000,000 11,640,150
Revenue, 2009B, AGMC Insured, Zero Cpn ., 1/01/35 ....................... 15,215,000 11,479,261
Revenue, 2018A, Refunding, 4%, 1/01/39 ............................... 10,000,000 11,795,500
144,385,444
North Dakota 0.4%
North Dakota Housing Finance Agency ,
Revenue, 2019F, 3.05%, 7/01/43 ...................................... 2,480,000 2,637,430
Revenue, 2020 A, 3%, 7/01/40 ........................................ 2,500,000 2,688,150
State Board of Higher Education of the State of North Dakota ,
Revenue, 2019 A, AGMC Insured, 4%, 4/01/44 ............................ 10,000,000 11,731,900
Revenue, 2019 A, AGMC Insured, 4%, 4/01/50 ............................ 9,620,000 11,188,349
University of North Dakota ,
COP, 2018 A, 5%, 4/01/48 ........................................... 5,500,000 6,554,240
COP, 2018 A, 5%, 4/01/57 ........................................... 10,000,000 11,733,600
46,533,669
Ohio 3.6%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 3,915,000 4,608,621
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 5,700,000 6,673,332
American Municipal Power, Inc. ,
Revenue, 2015A, Refunding, 5%, 2/15/39 ............................... 5,000,000 5,534,400
Revenue, 2015A, Refunding, 5%, 2/15/42 ............................... 2,500,000 2,760,900
Revenue, 2016A, Refunding, 5%, 2/15/46 ............................... 20,000,000 23,078,400
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 22,432,208
Buckeye Tobacco Settlement Financing Authority ,
Revenue, A-3, Pre-Refunded, 6.5%, 6/01/37 ............................. 15,000,000 16,217,850

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, (continued)
Revenue, Senior Lien, 2020A-2, 1, Refunding, 4%, 6/01/48 .................. $ 10,235,000 $ 11,893,582
City of Akron , Community Learning Center Income Tax , Revenue , 2012 A , Refunding ,
5% , 12/01/29 ..................................................... 10,000,000 10,575,800
City of Cleveland , Airport System , Revenue , 2012A , Pre-Refunded , AGMC Insured ,
5% , 1/01/28 ...................................................... 9,500,000 9,921,515
City of Middleburg Heights , Southwest General Health Center Obligated Group ,
Revenue , 2020 A , Refunding , 4% , 8/01/47 ............................... 4,430,000 5,111,467
City of Toledo , Water System , Revenue , 2013 , Refunding , 5% , 11/15/38 ..........
20,000,000 21,872,800
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 8,638,680
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 8,893,950
County of Franklin ,
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/40 ................... 10,000,000 11,570,000
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 10,000,000 12,105,800
Trinity Health Corp. Obligated Group, Revenue, 2017 A-OH, 5%, 12/01/47 ....... 10,800,000 13,206,672
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/44 .......... 5,640,000 6,656,215
County of Hamilton ,
Christ Hospital Obligated Group, Revenue, 2012, Pre-Refunded, AGMC Insured, 5%,
6/01/42 ........................................................ 22,500,000 23,949,900
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/38 .................. 12,000,000 13,398,000
UC Health Obligated Group, Revenue, 2020, 5%, 9/15/50 ................... 7,500,000 9,453,525
Kent State University , Revenue , 2012 A , Pre-Refunded , 5% , 5/01/37 .............
10,500,000 11,141,130
Miami University , Revenue , 2020A , Refunding , 4% , 9/01/45 ....................
6,030,000 7,130,656
Northeast Ohio Regional Sewer District ,
Revenue, 2017, Refunding, 4%, 11/15/38 ................................ 10,000,000 11,852,900
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 11,678,800
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,350,000 1,537,205
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,185,000 1,343,138
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,530,000 2,860,291
Ohio State University (The) , Revenue , 2013A , 5% , 6/01/38 ....................
10,000,000 11,005,600
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 20,000,000 24,836,800
Revenue, Junior Lien, 2013 A-4, Zero Cpn ., 2/15/35 ........................ 35,000,000 43,941,800
State of Ohio ,
Cleveland Clinic Health System Obligated Group, Revenue, 2017A, Refunding, 4%,
1/01/36 ........................................................ 6,500,000 7,733,050
Cleveland Clinic Health System Obligated Group, Revenue, 2019B, 4%, 1/01/43 .. 12,130,000 14,378,174
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 640,000 717,914
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/40 855,000 954,188
University Hospitals Health System, Inc. Obligated Group, Revenue, 2012 A, AGMC
Insured, 5%, 1/15/41 .............................................. 7,000,000 7,251,720
406,916,983
Oklahoma 0.2%
Edmond Public Works Authority ,
Revenue, 2017, 5%, 7/01/42 ......................................... 4,000,000 4,925,240
Revenue, 2017, 5%, 7/01/47 ......................................... 4,500,000 5,528,835
McGee Creek Authority , Revenue , 1992 , NATL Insured , 6% , 1/01/23 .............
80,000 86,041
Norman Regional Hospital Authority , Norman Regional Hospital Authority Obligated
Group , Revenue , 2019 , 5% , 9/01/45 .................................... 3,500,000 4,193,910
Oklahoma Water Resources Board , Revenue , 2020 A , 4% , 10/01/45 .............
4,000,000 4,853,000
19,587,026

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon 1.7%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
$ 12,210,000 $ 13,970,194
Medford Hospital Facilities Authority , Asante Health System Obligated Group , Revenue ,
2020A , Refunding , 5% , 8/15/50 ....................................... 4,000,000 5,138,440
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
20,000,000 24,905,400
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2019 A , Refunding , 4% , 7/01/44 ......................... 1,685,000 2,004,644
Port of Portland ,
Airport, Revenue, 25B, 5%, 7/01/49 .................................... 12,720,000 15,688,212
Airport, Revenue, TWENTY SEVEN A, 5%, 7/01/45 ........................ 23,000,000 29,091,320
Salem Hospital Facility Authority , Salem Health Obligated Group , Revenue , 2019 A ,
Refunding , 5% , 5/15/44 ............................................. 16,880,000 21,016,782
Salem-Keizer School District No. 24J ,
GO, 2020 A, Zero Cpn ., 6/15/39 ....................................... 2,800,000 1,862,028
GO, 2020 A, Zero Cpn ., 6/15/40 ....................................... 4,500,000 2,896,965
State of Oregon ,
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 4%, 11/15/42 15,000,000 18,155,700
Housing & Community Services Department, Revenue, 2018 A, 3.6%, 1/01/33 .... 8,070,000 8,930,746
Housing & Community Services Department, Revenue, 2018 D, 3.8%, 7/01/34 .... 8,120,000 9,131,833
University of Oregon ,
Revenue, 2018A, 5%, 4/01/48 ........................................ 14,500,000 17,908,805
Revenue, 2020A, 5%, 4/01/50 ........................................ 15,000,000 19,242,450
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn ., 6/15/41 ....................................... 5,725,000 2,912,594
GO, 2018 A, Zero Cpn ., 6/15/42 ....................................... 5,900,000 2,870,881
GO, 2018 A, Zero Cpn ., 6/15/43 ....................................... 5,500,000 2,559,150
198,286,144
Pennsylvania 2.2%
Allegheny County Sanitary Authority , Revenue , 2013 , BAM Insured , 5.25% , 12/01/44
5,000,000 5,632,400
Bucks County Water and Sewer Authority ,
Revenue, 2011, Pre-Refunded, AGMC Insured, 5%, 12/01/33 ................. 5,500,000 5,724,125
Revenue, 2011, Pre-Refunded, AGMC Insured, 5%, 12/01/37 ................. 10,520,000 10,948,690
Revenue, 2011, Pre-Refunded, AGMC Insured, 5%, 12/01/41 ................. 5,110,000 5,318,232
City of Philadelphia ,
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/45 ......................... 1,500,000 1,692,735
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/50 ......................... 1,825,000 2,046,081
Water & Wastewater, Revenue, 2015A, 5%, 7/01/45 ........................ 15,000,000 16,935,900
Commonwealth Financing Authority ,
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2013 A-2, Pre-Refunded, 5%, 6/01/42 .............. 5,400,000 5,751,756
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2015A, 5%, 6/01/33 ............................ 4,550,000 5,354,486
Commonwealth of Pennsylvania , GO, First Series , 2015 , Refunding , AGMC Insured ,
5% , 8/15/26 ...................................................... 20,805,000 25,164,896
County of Allegheny , GO , C-78 , 4% , 11/01/45 ..............................
4,000,000 4,854,960
Delaware County Regional Water Quality Control Authority ,
Revenue, 2016, 5%, 11/01/41 ........................................ 5,000,000 6,075,850
Revenue, 2016, 5%, 11/01/46 ........................................ 10,315,000 12,432,463
Erie City Water Authority , Revenue , 2016 , Refunding , 5% , 12/01/43 ..............
5,000,000 6,025,200
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2020A ,
Refunding , 4% , 4/01/39 ............................................. 9,000,000 10,820,970
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 677,514
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 1,208,530

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Montgomery County Industrial Development Authority, (continued)
Meadowood Corp. Obligated Group (The), Revenue, 2018A, Refunding, 5%,
12/01/48 ....................................................... $ 9,000,000 $ 10,054,530
Montour School District ,
GO, 2015A & B, AGMC Insured, 5%, 4/01/40 ............................. 3,170,000 3,714,067
GO, 2015A & B, AGMC Insured, 5%, 4/01/41 ............................. 2,000,000 2,338,300
GO, 2015A & B, AGMC Insured, 5%, 4/01/42 ............................. 2,000,000 2,332,380
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 4%, 5/01/40 ..... 3,575,000 4,196,764
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 4%, 5/01/41 ..... 5,425,000 6,348,823
Pennsylvania Turnpike Commission ,
Revenue, 2009C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 6,364,250
Revenue, 2020 B, 5%, 12/01/45 ....................................... 5,000,000 6,539,350
Revenue, 2020 B, 5%, 12/01/50 ....................................... 8,000,000 10,303,200
Philadelphia Gas Works Co. , Revenue , SIXTEENTH A , AGMC Insured , 4% , 8/01/45 .
4,000,000 4,709,920
School District of Philadelphia (The) ,
GO, 2016F, Refunding, 5%, 9/01/33 .................................... 6,415,000 7,787,425
GO, 2016F, Refunding, 5%, 9/01/36 .................................... 4,090,000 4,935,444
Sports & Exhibition Authority of Pittsburgh and Allegheny County , Revenue , 2010 ,
Refunding , AGMC Insured , 5% , 2/01/35 ................................. 18,000,000 18,036,720
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 12,213,600
Westmoreland County Municipal Authority , Revenue , 2016 , Refunding , BAM Insured ,
5% , 8/15/42 ...................................................... 17,205,000 20,124,000
246,663,561
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. ,
Lifespan Obligated Group, Revenue, 2016, Refunding, 5%, 5/15/39 ............ 5,500,000 6,191,570
Town of East Greenwich, Revenue, 2012 A, Pre-Refunded, 5%, 5/15/37 ......... 10,000,000 10,629,600
Rhode Island Housing and Mortgage Finance Corp. ,
Revenue, 10-A, 6.5%, 10/01/22 ....................................... 170,000 170,716
Revenue, 10-A, 6.5%, 4/01/27 ........................................ 130,000 130,537
Revenue, 15-A, 6.85%, 10/01/24 ...................................... 120,000 120,565
17,242,988
South Carolina 1.3%
City of Columbia ,
Waterworks & Sewer System, Revenue, 2019 A, 4%, 2/01/44 ................. 5,250,000 6,209,542
Waterworks & Sewer System, Revenue, 2019 A, 5%, 2/01/49 ................. 8,000,000 10,131,600
City of Rock Hill ,
Combined Utility System, Revenue, 2016, 5%, 1/01/41 ...................... 7,690,000 9,071,893
Combined Utility System, Revenue, 2016, 5%, 1/01/47 ...................... 5,000,000 5,846,200
County of Greenwood ,
Self Regional Healthcare Auxiliary, Revenue, 2017, Refunding, 4%, 10/01/37 ..... 8,465,000 9,707,747
Self Regional Healthcare Auxiliary, Revenue, 2017, Refunding, 4%, 10/01/39 ..... 1,195,000 1,365,132
South Carolina Jobs-Economic Development Authority ,
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/43 ...... 20,000,000 24,137,400
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/48 ...... 15,000,000 17,915,550
South Carolina Ports Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 10,000,000 12,552,200
Revenue, 2019 B, 5%, 7/01/54 ........................................ 10,365,000 12,816,426

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Public Service Authority , Revenue , 2015A , Refunding , 5% , 12/01/55 .
$ 20,000,000 $ 23,313,600
South Carolina State Housing Finance & Development Authority , Revenue , 2020 A ,
3% , 7/01/40 ...................................................... 2,000,000 2,158,560
Spartanburg Regional Health Services District ,
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/37 ........................................ 1,415,000 1,683,652
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/39 ........................................ 1,410,000 1,669,779
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/45 ........................................ 2,750,000 3,198,305
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 3%, 4/15/49 ........................................ 1,795,000 1,884,624
143,662,210
South Dakota 1.2%
Huron School District No. 2-2 , GO , 2013 , Refunding , 5% , 6/15/39 ...............
4,000,000 4,529,320
South Dakota Health & Educational Facilities Authority ,
Revenue, 2011A, 5.125%, 8/01/46 ..................................... 7,000,000 7,151,690
Revenue, 2012A, Refunding, 5%, 8/01/46 ............................... 6,005,000 6,370,464
Revenue, 2015A, Refunding, 5%, 8/01/38 ............................... 3,475,000 4,101,682
Avera Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ......... 10,000,000 11,251,100
Avera Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/46 ......... 51,050,000 60,585,629
Monument Health Obligated Group, Revenue, 2017, 4%, 9/01/37 .............. 10,920,000 12,543,258
Monument Health Obligated Group, Revenue, 2017, 5%, 9/01/40 .............. 10,000,000 12,088,600
Monument Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/50 ... 12,500,000 14,389,875
South Dakota State Building Authority , Revenue , 2017 A , Refunding , 5% , 6/01/42 ...
5,450,000 6,651,453
139,663,071
Tennessee 1.9%
Chattanooga Health Educational & Housing Facility Board , CommonSpirit Health
Obligated Group , Revenue , 2019A-1 , Refunding , 4% , 8/01/44 ................ 2,000,000 2,290,760
City of Jackson , West Tennessee Healthcare Obligated Group , Revenue , 2015 ,
Refunding , 4% , 4/01/41 ............................................. 25,000,000 27,027,250
City of Memphis , Electric System , Revenue , 2020A , 4% , 12/01/50 ...............
6,000,000 7,242,900
Johnson City Health & Educational Facilities Board ,
Mountain States Health Alliance Obligated Group, Revenue, 1998, Pre-Refunded,
NATL Insured, 5.125%, 7/01/25 ...................................... 65,000 66,144
Mountain States Health Alliance Obligated Group, Revenue, 1998, NATL Insured,
ETM, 5.25%, 7/01/28 ............................................. 8,500,000 9,262,025
Knox County Health Educational & Housing Facility Board , Covenant Health Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/42 ......................... 35,000,000 41,154,050
Memphis-Shelby County Airport Authority ,
Revenue, 2018, 5%, 7/01/43 ......................................... 10,000,000 12,063,200
Revenue, 2018, 5%, 7/01/47 ......................................... 11,000,000 13,182,620
Metropolitan Government of Nashville & Davidson County ,
Water & Sewer, Revenue, 2017 A, 5%, 7/01/46 ........................... 6,000,000 7,348,020
Water & Sewer, Revenue, 2017 B, 5%, 7/01/42 ........................... 21,645,000 26,621,618
Water & Sewer, Revenue, 2017 B, 5%, 7/01/46 ........................... 15,925,000 19,502,870
Metropolitan Nashville Airport Authority (The) , Revenue , 2019 B , 5% , 7/01/44 ......
20,000,000 25,325,600
Tennessee Housing Development Agency , Revenue , 2018-4 , Refunding , 4% , 7/01/43
6,610,000 7,395,070
Tennessee State School Bond Authority , Revenue , 2017A , 5% , 11/01/47 ..........
15,000,000 18,488,250
216,970,377
Texas 10.2%
Central Texas Regional Mobility Authority ,
Revenue, Senior Lien, 2015A, Refunding, 5%, 1/01/45 ...................... 5,000,000 5,703,550
Revenue, Senior Lien, 2016, Refunding, 5%, 1/01/40 ....................... 12,505,000 14,554,444

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Central Texas Regional Mobility Authority, (continued)
Revenue, Senior Lien, 2016, Refunding, 5%, 1/01/46 ....................... $ 11,245,000 $ 12,967,397
Central Texas Turnpike System ,
Revenue, 2015-B, Refunding, 5%, 8/15/37 ............................... 10,000,000 11,382,900
Revenue, 2015-C, Refunding, 5%, 8/15/37 ............................... 5,000,000 5,661,700
Revenue, 2015-C, Refunding, 5%, 8/15/42 ............................... 20,000,000 22,510,800
Revenue, First Tier, Pre-Refunded, AGMC Insured, 5%, 8/15/41 ............... 25,665,000 27,579,191
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 23,222,600
City of Austin ,
Electric Utility, Revenue, 2015A, Refunding, 5%, 11/15/45 ................... 10,000,000 11,860,500
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/38 ....... 20,000,000 21,992,800
City of Corpus Christi ,
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/38 ......... 6,000,000 6,707,460
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/43 ......... 7,000,000 7,825,370
Utility System, Revenue, Junior Lien, 2015A, 5%, 7/15/40 ................... 13,200,000 15,539,304
City of Dallas , Revenue , 2009 , Refunding , AGMC Insured , 5.25% , 8/15/34 ........
18,975,000 19,047,484
City of Houston ,
Combined Utility System, Revenue, First Lien, 2002 C, Refunding, 4%, 11/15/43 .. 7,500,000 9,212,925
Combined Utility System, Revenue, First Lien, 2002 C, Refunding, 5%, 11/15/45 .. 5,000,000 6,618,500
Combined Utility System, Revenue, First Lien, 2002 C, Refunding, 4%, 11/15/49 .. 5,000,000 6,071,400
Combined Utility System, Revenue, First Lien, 2011D, Pre-Refunded, 5%, 11/15/36 10,000,000 10,386,600
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 10,768,012
City of San Antonio , Electric & Gas Systems , Revenue, Junior Lien , 2013 , Pre-
Refunded , 5% , 2/01/38 ............................................. 10,000,000 10,962,600
City of San Marcos , Electric Utility System , Revenue , 2013 , BAM Insured , 5% , 11/01/33
6,300,000 6,782,958
Dallas Area Rapid Transit ,
Revenue, Senior Lien, 2016A, Refunding, 5%, 12/01/46 ..................... 10,000,000 11,882,000
Revenue, Senior Lien, 2016A, Refunding, 5%, 12/01/48 ..................... 12,200,000 14,489,696
Dallas Fort Worth International Airport , Revenue , 2013D , Refunding , 5.25% , 11/01/32
10,000,000 11,246,000
Ector County Independent School District , GO , 2013 , Pre-Refunded , PSF Guaranty ,
5% , 8/15/36 ...................................................... 10,355,000 11,614,582
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 17,793,300
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 24,072,600
Goose Creek Consolidated Independent School District , GO , 2013 , Pre-Refunded , PSF
Guaranty , 5% , 2/15/38 .............................................. 6,045,000 6,644,724
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn ., 10/01/45 .................................. 10,000,000 11,610,900
Revenue, 2018 A, 5%, 10/01/48 ....................................... 7,720,000 9,666,444
Revenue, First Tier, 2020 C, Refunding, 4%, 10/01/45 ...................... 15,455,000 18,403,968
Harris County Cultural Education Facilities Finance Corp. ,
Houston Methodist Hospital Obligated Group, Revenue, 2015, 5%, 12/01/45 ..... 30,000,000 34,655,700
Memorial Hermann Health System Obligated Group, Revenue, 2016 A, Refunding,
5%, 7/01/45 .................................................... 15,000,000 17,641,200
Harris County Toll Road Authority (The) , Revenue, Senior Lien , 2018 A , Refunding , 5% ,
8/15/43 ......................................................... 6,000,000 7,568,040
Harris County-Houston Sports Authority ,
Revenue, Senior Lien, 2020A, Refunding, AGMC Insured, 3.125%, 11/15/56 ..... 5,000,000 5,420,950
Revenue, Third Lien, 2004A-3, NATL Insured, Zero Cpn ., 11/15/37 ............. 6,300,000 2,607,318
Hidalgo County Regional Mobility Authority ,
Revenue, Senior Lien, 2013, Pre-Refunded, 5.25%, 12/01/38 ................. 5,000,000 5,706,200
Revenue, Senior Lien, 2013, Pre-Refunded, 5%, 12/01/43 ................... 5,000,000 5,670,950
Lamar Consolidated Independent School District , GO , 2018 , PSF Guaranty , 5% ,
2/15/43 ......................................................... 30,000,000 36,363,300
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2013 A, Refunding, 5%, 5/15/36 ... 10,000,000 11,001,200
LCRA Transmission Services Corp., Revenue, 2018, Refunding, 5%, 5/15/43 ..... 10,000,000 12,439,300

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, 5%, 4/01/48 ........ $ 7,825,000 $ 7,587,042
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/37 ..... 2,500,000 2,547,375
NCCD-Cain Hall Redevelopment I LLC, Revenue, 2016A-1, 5%, 4/01/46 ........ 6,000,000 6,962,160
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 10,000,000 8,300,000
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 5,650,000 6,241,216
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 11,470,000 12,529,254
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/54 ....................................................... 230,000 251,613
North East Texas Regional Mobility Authority , Revenue, Senior Lien , 2016A , 5% ,
1/01/41 ......................................................... 16,750,000 19,165,685
North Harris County Regional Water Authority ,
Revenue, Senior Lien, 2016, Refunding, 4%, 12/15/41 ...................... 20,000,000 22,573,600
Revenue, Senior Lien, 2016, Refunding, 5%, 12/15/46 ...................... 18,460,000 22,461,759
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, 2015A, Refunding, 5%, 1/01/35 ......... 10,000,000 11,614,500
North Texas Tollway System, Revenue, 2015A, Refunding, 5%, 1/01/38 ......... 10,000,000 11,560,000
North Texas Tollway System, Revenue, First Tier, 2017A, Refunding, 5%, 1/01/43 .. 47,000,000 58,123,960
North Texas Tollway System, Revenue, First Tier, 2017A, Refunding, 5%, 1/01/48 .. 33,500,000 41,000,985
North Texas Tollway System, Revenue, First Tier, I, Refunding, 6.5%, 1/01/43 ..... 25,000,000 30,198,500
North Texas Tollway System, Revenue, Second Tier, 2017B, Refunding, 5%, 1/01/48 10,000,000 11,818,400
North Texas Tollway System, Revenue, Second Tier, 2018, Refunding, 5%, 1/01/48 25,250,000 30,299,243
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn ., 9/01/37 .... 7,500,000 4,276,425
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn ., 9/01/43 .... 7,500,000 2,725,575
Special Projects System, Revenue, 2011 C, Pre-Refunded, 1.1E-5%, 9/01/45 ..... 25,000,000 38,065,250
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 4,870,480
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 38,073,150
San Antonio Water System ,
Revenue, Junior Lien, 2018A, Refunding, 5%, 5/15/43 ...................... 12,000,000 15,125,640
Revenue, Junior Lien, 2018A, Refunding, 5%, 5/15/48 ...................... 10,000,000 12,512,300
San Jacinto River Authority ,
Revenue, 2011, AGMC Insured, 5%, 10/01/32 ............................ 5,000,000 5,017,700
Revenue, 2011, AGMC Insured, 5%, 10/01/37 ............................ 3,000,000 3,011,130
Southwest Higher Education Authority, Inc. , Southern Methodist University , Revenue ,
2013A , 5% , 10/01/38 ............................................... 24,380,000 26,772,166
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group, Revenue, 2018 B, 5%, 7/01/43 ........... 10,000,000 12,440,100
Cook Children's Medical Center Obligated Group, Revenue, 2013 A, 5.25%, 12/01/39 10,000,000 11,149,500
Hendrick Medical Center Obligated Group, Revenue, 2013, Pre-Refunded, 5.5%,
9/01/43 ........................................................ 5,350,000 6,073,481
Texas Health Resources Obligated Group, Revenue, 2015A, 5%, 11/15/52 ....... 5,000,000 5,740,900
Tarrant County Health Facilities Development Corp. , Texas Health Resources Obligated
Group , Revenue , 1994 , FGIC Insured , ETM, 6% , 9/01/24 .................... 3,460,000 3,881,809
Tarrant County Health Facilities Development Corp. ,
Texas Health Resources Obligated Group, Revenue, 1994, FGIC Insured, ETM, 6%,
9/01/24 ........................................................ 3,460,000 3,881,809
d
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/28 ................................ 4,500,000 5,812,605
Revenue, 2021, Refunding, 5%, 12/15/29 ................................ 7,500,000 9,858,600
Revenue, 2021, Refunding, 5%, 12/15/30 ................................ 6,750,000 9,020,970
Revenue, 2021, Refunding, 5%, 12/15/31 ................................ 6,750,000 9,168,188
Revenue, 2021, Refunding, 5%, 12/15/32 ................................ 6,750,000 9,291,375

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Texas Municipal Power Agency , Revenue, Sub. Lien , 2010 , Refunding , 5% , 9/01/40 .
$ 15,250,000 $ 15,305,815
Texas Transportation Commission ,
Revenue, First Tier, 2019A, Zero Cpn ., 8/01/48 ........................... 6,250,000 1,926,000
Revenue, First Tier, 2019A, Zero Cpn ., 8/01/49 ........................... 5,000,000 1,461,950
Revenue, First Tier, 2019A, Zero Cpn ., 8/01/50 ........................... 5,500,000 1,515,910
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/43 ....................................................... 25,000,000 30,092,000
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 5%, 4/15/49 15,000,000 19,255,350
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 5,688,750
1,155,225,278
Utah 1.4%
Central Utah Water Conservancy District ,
Revenue, 2017 B, Refunding, 4%, 10/01/37 .............................. 2,600,000 3,067,948
Revenue, 2017 B, Refunding, 4%, 10/01/38 .............................. 10,000,000 11,739,500
County of Utah , IHC Health Services, Inc. Obligated Group , Revenue , 2020 A , 4% ,
5/15/43 ......................................................... 2,750,000 3,307,205
Jordan Valley Water Conservancy District ,
Revenue, 2011B, Pre-Refunded, 5%, 10/01/41 ............................ 15,000,000 15,121,650
Revenue, 2017 B, Refunding, 4%, 10/01/41 .............................. 6,000,000 6,957,900
Salt Lake City Corp. ,
Airport, Revenue, 2017A, 5%, 7/01/42 .................................. 15,000,000 18,048,900
Airport, Revenue, 2017A, 5%, 7/01/47 .................................. 10,000,000 11,972,900
Airport, Revenue, 2018A, 5%, 7/01/48 .................................. 9,400,000 11,414,984
Airport, Revenue, 2018A, 5.25%, 7/01/48 ................................ 10,000,000 12,315,800
University of Utah (The) ,
Revenue, 2013 A, Pre-Refunded, 5%, 8/01/43 ............................ 21,975,000 24,636,392
Revenue, 2018A, 5%, 8/01/44 ........................................ 12,240,000 15,424,114
Utah Municipal Power Agency , Revenue , 2016 B , 5% , 7/01/38 ..................
10,000,000 11,995,400
Weber Basin Water Conservancy District , Revenue , 2013B , Pre-Refunded , 5% ,
4/01/39 ......................................................... 7,180,000 7,927,079
153,929,772
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency ,
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 5%, 11/01/49 4,000,000 5,101,360
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 4%, 11/01/50 5,000,000 5,837,650
University of Vermont Health Network Obligated Group, Revenue, 2016A, Refunding,
5%, 12/01/36 ................................................... 5,000,000 5,938,000
16,877,010
Virginia 1.2%
Hampton Roads Sanitation District , Revenue , 2018 A , Pre-Refunded , 5% , 10/01/47 ..
14,575,000 18,968,196
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/42 .............................. 25,000,000 31,120,750
Revenue, Senior Lien, 2020 A, 5.25%, 7/01/60 ............................ 25,000,000 32,828,750
Virginia Commonwealth Transportation Board , Revenue , 2019 , 4% , 5/15/41 .......
13,585,000 16,247,796
Virginia Housing Development Authority , Revenue , 2019 E , 3.1% , 12/01/45 ........
6,760,000 7,184,122
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 75,379
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2012, 5%, 1/01/40 ............. 14,535,000 15,084,278
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 1/01/44 ............. 7,500,000 7,780,575
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 7/01/49 ............. 3,000,000 3,111,390

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Small Business Financing Authority, (continued)
National Senior Campuses, Inc. Obligated Group, Revenue, 2020A, Refunding, 4%,
1/01/45 ........................................................ $ 4,000,000 $ 4,468,840
136,870,076
Washington 2.7%
City of Seattle ,
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/36 ............ 22,170,000 26,025,585
Municipal Light & Power, Revenue, 2018 A, 4%, 1/01/42 ..................... 10,855,000 12,640,647
County of King ,
Sewer, Revenue, 2017, Refunding, 5%, 7/01/49 ........................... 12,000,000 14,660,880
Sewer, Revenue, 2020 A, Refunding, 4%, 1/01/47 ......................... 5,000,000 6,043,100
King County Housing Authority ,
Revenue, 2019, Refunding, 3%, 11/01/39 ................................ 10,000,000 10,839,800
Revenue, 2020, Refunding, 3%, 6/01/40 ................................. 5,000,000 5,410,500
Klickitat County Public Utility District No. 1 , Revenue , 2019 A , Refunding , AGMC
Insured , 3% , 12/01/41 .............................................. 3,030,000 3,257,977
NJB Properties , Revenue , 2006A , 5% , 12/01/36 ............................
5,000 5,019
North Thurston Public Schools ,
GO, 2020, 4%, 12/01/34 ............................................. 5,000,000 6,301,300
GO, 2020, 4%, 12/01/35 ............................................. 5,000,000 6,254,650
GO, 2020, 4%, 12/01/36 ............................................. 6,000,000 7,448,040
Port of Seattle ,
Revenue, 2018A, 5%, 5/01/43 ........................................ 15,500,000 18,230,170
Revenue, 2019, 4%, 4/01/44 ......................................... 4,000,000 4,497,960
State of Washington ,
GO, 2019 D, 5%, 6/01/43 ............................................ 11,040,000 14,175,912
GO, 2019 D, 5%, 6/01/44 ............................................ 11,595,000 14,854,355
GO, Senior Lien, 2012C, Refunding, 5%, 6/01/33 .......................... 5,000,000 5,079,100
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 35,741,403
Washington Health Care Facilities Authority ,
Revenue, 2014D, Pre-Refunded, 5%, 10/01/41 ........................... 150,000 174,832
Revenue, 2014D, 5%, 10/01/41 ....................................... 9,850,000 11,365,620
Fred Hutchinson Cancer Research Center, Revenue, 2017 A, 5%, 1/01/47 ....... 10,000,000 11,725,100
Multicare Health System Obligated Group, Revenue, 2017 B, Refunding, 4%, 8/15/41 25,000,000 28,567,000
Providence St. Joseph Health Obligated Group, Revenue, 2012A, 5%, 10/01/42 ... 10,175,000 10,718,650
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/45 ........................................................ 2,610,000 3,088,909
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/45 ........................................................ 2,105,000 2,708,925
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/50 ........................................................ 5,000,000 5,878,500
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/50 ........................................................ 3,000,000 3,835,920
Seattle Children's Hospital Obligated Group, Revenue, 2015B, Refunding, 5%,
10/01/38 ....................................................... 15,000,000 17,508,150
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 4,564,294
Washington State Convention Center Public Facilities District , Revenue , 2018 , 5% ,
7/01/43 ......................................................... 13,870,000 16,520,973
308,123,271

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
West Virginia 0.9%
Berkeley County Public Service Sewer District , Revenue , 2016B , Refunding , BAM
Insured , 5% , 6/01/36 ............................................... $ 1,000,000 $ 1,197,690
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%,
1/01/43 ........................................................ 13,250,000 15,891,918
Charleston Area Medical Center, Inc. Obligated Group, Revenue, 2019A, Refunding,
5%, 9/01/38 .................................................... 3,040,000 3,703,206
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/42 7,000,000 8,397,340
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/47 10,190,000 12,128,851
West Virginia United Health System Obligated Group, Revenue, 2018 A, 5%, 6/01/52 20,700,000 25,025,886
West Virginia University , Revenue , 2014A , Pre-Refunded , 5% , 10/01/44 ..........
21,800,000 25,626,772
West Virginia Water Development Authority ,
Revenue, 2016 A, Refunding, 5%, 10/01/36 .............................. 5,000,000 6,109,900
Revenue, 2016 A, Refunding, 5%, 10/01/45 .............................. 5,435,000 6,531,729
104,613,292
Wisconsin 1.4%
Ashwaubenon Community Development Authority ,
County of Brown, Revenue, 2019, Zero Cpn ., 6/01/49 ....................... 16,185,000 6,089,768
County of Brown, Revenue, 2019, Zero Cpn ., 6/01/54 ....................... 48,000,000 14,368,800
City of Superior , DTE Electric Co. , Revenue , E-1991 , Refunding , NATL Insured , 6.9% ,
8/01/21 ......................................................... 3,000,000 3,099,390
Public Finance Authority ,
d
2017 IAVF Rubix LLC, Revenue, 2020A, 4.25%, 12/01/50 ................... 3,750,000 3,844,613
b,c,d
2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put, 4%,
12/01/35 ....................................................... 29,600,000 30,060,576
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020A, 5%,
11/15/41 ....................................................... 1,205,000 1,467,473
Blue Ridge Healthcare Obligated Group, Revenue, 2020 A, Refunding, 3%, 1/01/50 2,185,000 2,256,712
Renown Regional Medical Center, Revenue, 2020A, Refunding, 4%, 6/01/45 ..... 14,000,000 16,358,860
Wisconsin Center District , Revenue, Junior Lien , 2020 D , AGMC Insured , Zero Cpn .,
12/15/45 ........................................................ 65,000,000 28,924,350
Wisconsin Health & Educational Facilities Authority ,
Ascension Health Credit Group, Revenue, 2013 B-2, 4%, 11/15/43 ............. 10,000,000 11,691,400
Children's Hospital of Wisconsin Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 15,000,000 17,263,650
Marshfield Clinic Health System Obligated Group, Revenue, 2017 C, Refunding, 5%,
2/15/47 ........................................................ 20,000,000 23,145,000
Thedacare , Inc. Obligated Group, Revenue, 2019, Refunding, 4%, 12/15/37 ...... 5,135,000 6,079,994
164,650,586
Wyoming 0.1%
d
County of Laramie , Cheyenne Regional Medical Center , Revenue , 2021 , Refunding ,
4% , 5/01/35 ...................................................... 500,000 615,700
Wyoming Community Development Authority , Revenue , 2018 1 , Refunding , 3.65% ,
12/01/33 ........................................................ 2,150,000 2,272,056
Wyoming Municipal Power Agency, Inc. , Revenue , 2017 A , Refunding , BAM Insured ,
5% , 1/01/42 ...................................................... 7,000,000 8,343,300
11,231,056
U.S. Territories 4.1%
District of Columbia 3.5%
District of Columbia ,
GO, 2019 A, 5%, 10/15/44 ........................................... 25,000,000 32,107,500
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/26 ..................... 9,950,000 9,974,775
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/24 ..................... 12,120,000 12,151,270
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/25 ..................... 7,000,000 7,017,780

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
Association of American Medical Colleges, Revenue, 2011 B, Pre-Refunded, 5.25%,
10/01/41 ....................................................... $ 15,000,000 $ 15,516,600
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/42 .......... 20,660,000 24,175,092
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/47 .......... 24,985,000 29,016,330
Catholic University of America (The), Revenue, 2018, Refunding, 5%, 10/01/43 ... 4,000,000 4,764,040
Children's National Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
7/15/40 ........................................................ 6,830,000 7,954,833
Georgetown University (The), Revenue, 2007 A, Pre-Refunded, AMBAC Insured, 5%,
4/01/32 ........................................................ 15,370,000 15,493,421
Income Tax, Revenue, 2019A, 4%, 3/01/44 .............................. 10,000,000 12,011,400
International School Obligated Group, Revenue, 2019, 5%, 7/01/49 ............ 2,275,000 2,667,187
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 16,630,000 18,579,701
Water & Sewer Authority, Revenue, Senior Lien, 2018 A, 5%, 10/01/49 .......... 25,000,000 31,345,250
Water & Sewer Authority, Revenue, Sub. Lien, 2019 A, 5%, 10/01/44 ........... 7,350,000 9,544,637
Metropolitan Washington Airports Authority ,
Revenue, 2019A, Refunding, 5%, 10/01/44 .............................. 17,500,000 22,008,175
Revenue, 2019A, Refunding, 5%, 10/01/49 .............................. 15,000,000 18,738,150
Dulles Toll Road, Revenue, Second Lien, 2009C, AGMC Insured, 6.5%, 10/01/41 .. 25,000,000 31,679,750
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/49 ........ 13,555,000 15,320,674
Washington Convention & Sports Authority, Tax Allocation, Senior Lien, 2010-A, 5%,
10/01/40 ........................................................ 16,415,000 16,446,845
Washington Metropolitan Area Transit Authority ,
Revenue, 2020A, 4%, 7/15/45 ........................................ 10,000,000 11,910,800
Revenue, 2020A, 5%, 7/15/45 ........................................ 40,000,000 51,954,800
400,379,010
Puerto Rico 0.6%
Commonwealth of Puerto Rico, GO, AGMC Insured, 5.5%, 7/01/29 .............. 5,295,000 6,305,762
Puerto Rico Electric Power Authority ,
e
Revenue, 2012A-RSA-1 2012A, 5%, 7/01/42 ............................. 18,925,000 16,180,875
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,485,000 1,643,019
e
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 15,000,000 12,843,750
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 1,000,000 1,217,310
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 11,980,000 14,587,926
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/28 .................... 2,500,000 2,972,675
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 12,135,000 14,868,773
70,620,090
Total U.S. Territories .................................................................... 470,999,100
Total Municipal Bonds (Cost $10,163,111,180) ...................................
11,291,639,515
Total Long Term Investments (Cost $10,165,366,913) ............................
11,293,924,920
a
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Michigan 0.0%
†
f
University of Michigan , Revenue , 2012D-1 , Daily VRDN and Put , 0.01% , 12/01/24 ...
2,500,000 2,500,000

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 32 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York 0.1%
f
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.01% , 11/01/31 ........... $ 3,800,000 $ 3,800,000
f
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.01% , 1/01/34 1,200,000 1,200,000
5,000,000
Oregon 0.0%
†
f
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.01% , 8/01/34 ............ 2,600,000 2,600,000
Pennsylvania 0.0%
†
f
Hospitals & Higher Education Facilities Authority of Philadelphia (The) , Children's
Hospital of Philadelphia Obligated Group , Revenue , 2011 B , SPA Bank of America
NA , Daily VRDN and Put , 0.01% , 7/01/41 ................................ 1,700,000 1,700,000
Total Municipal Bonds (Cost $11,800,000) ......................................
11,800,000
Total Short Term Investments (Cost $11,800,000 ) ................................
11,800,000
a
Total Investments (Cost $10,177,166,913) 99.7% ................................
$11,305,724,920
Other Assets, less Liabilities 0.3% .............................................
31,203,818
Net Assets 100.0% ...........................................................
$11,336,928,738
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2021, the aggregate value of these securities was $106,360,193, representing 0.9% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax Free Income Fund
Notes to Statement of Investments (unaudited)

1. Organization
Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

Franklin Federal Tax Free Income Fund
Notes to Statement of Investments (unaudited)

4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2021, investments in affiliated management investment companies were as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At January 31, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Liberty Federal Tax-Free
Bond ETF ................ $— $2,255,733 $— $— $29,672 $2,285,405 83,000 $8,853
Total Affiliated Securities .... $— $2,255,733 $— $— $29,672 $2,285,405 $8,853

Franklin Federal Tax Free Income Fund
Notes to Statement of Investments (unaudited)

Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co..
FHA
Federal Housing Administration
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.